UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Prime Fund

January 31, 2007

1.813076.102

MM-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 24.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.5%
American Express Centurion Bank
6/20/07	5.35%	$ 52,000	$ 52,000
Washington Mutual Bank FA
7/5/07	5.75	25,000	25,000
			77,000
London Branch, Eurodollar, Foreign Banks - 9.5%
Barclays Bank PLC
6/11/07	5.44	50,000	50,000
Bayerische Hypo-und Vereinsbank AG
4/5/07	5.33	50,000	50,000
Calyon
2/12/07	5.00	70,000	70,000
Credit Agricole SA
2/12/07 to 4/12/07	5.32 to 5.34	250,000	250,000
Credit Industriel et Commercial
2/2/07 to 7/30/07	5.22 to 5.37	253,000	253,000
Dresdner Bank AG
3/5/07	5.40	43,000	43,000
HBOS Treasury Services PLC
3/8/07 to 6/20/07	5.30 to 5.40	345,000	345,000
Landesbank Hessen-Thuringen
4/17/07 to 7/23/07	5.36	220,000	220,000
Societe Generale
2/2/07 to 9/28/07	4.90 to 5.39	255,000	255,000
Unicredito Italiano Spa
7/30/07	5.36	75,000	75,000
			1,611,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - 14.8%
BNP Paribas SA
3/8/07 to 10/2/07	5.30 to 5.45%	$ 180,000	$ 180,000
Canadian Imperial Bank of Commerce
2/15/07 to 2/23/07	5.32 to 5.40 (c)	185,000	185,000
Credit Suisse First Boston
3/12/07 to 4/23/07	5.34 (c)	240,000	240,000
Credit Suisse Group
6/4/07	5.40 to 5.44	75,000	75,000
Deutsche Bank AG
2/5/07 to 12/12/07	4.90 to 5.43 (c)	281,000	281,000
HBOS Treasury Services PLC
4/17/07 to 5/23/07	5.35 to 5.36	210,000	210,000
Landesbank Baden-Wuert
4/13/07	5.35	60,000	60,001
Mizuho Corporate Bank Ltd.
2/7/07 to 2/14/07	5.34 to 5.35	139,000	139,000
Natexis Banques Populaires NY CD
12/12/07 to 2/4/08	5.33 to 5.42	475,000	475,000
Norinchukin Bank
2/20/07 to 3/1/07	5.35	538,000	538,000
Societe Generale
1/16/08	5.40 to 5.42	125,000	125,000
Sumitomo Mitsui Banking Corp.
3/7/07	5.32	9,000	9,000
			2,517,001
TOTAL CERTIFICATES OF DEPOSIT			4,205,001
Commercial Paper - 21.8%

Aegis Finance LLC
2/8/07 to 2/9/07	5.34	42,000	41,954
Aquifer Funding LLC
2/6/07 to 2/7/07	5.33	127,000	126,898
AT&T, Inc.
2/13/07 to 2/14/07	5.34 to 5.36	8,000	7,985
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Bryant Park Funding LLC
2/2/07	5.31%	$ 50,000	$ 49,993
Caisse Nat des Caisses d' Epargne
2/7/07	5.34 (b)	35,000	34,969
Capital One Multi-Asset Execution Trust
2/6/07 to 3/14/07	5.34 to 5.35	102,500	102,369
Catholic Health Initiatives
2/13/07	5.36	27,200	27,200
Charta LLC
2/16/07	5.39	17,350	17,311
Citigroup Funding, Inc.
3/26/07 to 5/8/07	5.33 to 5.35	216,000	213,384
Davis Square Funding V Corp.
2/22/07 to 3/16/07	5.34 to 5.36	51,000	50,746
DEPFA BANK PLC
3/20/07	5.35	40,000	39,727
DZ Bank AG
2/2/07	5.33	100,000	99,985
Emerald (MBNA Credit Card Master Note Trust)
2/7/07 to 4/26/07	5.32 to 5.34	350,000	347,390
FCAR Owner Trust
2/13/07 to 4/16/07	5.32 to 5.34	347,000	344,244
Giro Funding US Corp.
2/22/07 to 5/3/07	5.31 to 5.35	214,745	213,214
Grampian Funding LLC
2/5/07 to 7/27/07	5.32 to 5.35	548,000	543,582
Grenadier Funding Corp.
2/13/07 to 3/22/07	5.32 to 5.35	81,000	80,580
Harrier Finance Funding LLC
6/27/07 to 7/6/07	5.35 to 5.36 (b)	90,000	88,052
HSBC Finance Corp.
3/23/07	5.35	20,000	19,853
Market Street Funding Corp.
3/22/07	5.36	5,000	4,964
Michigan Gen. Oblig.
10/4/07	5.41	28,300	28,300
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Monument Gardens Funding
2/13/07 to 3/14/07	5.31 to 5.35%	$ 80,690	$ 80,424
Motown Notes Program
3/15/07 to 5/7/07	5.35 to 5.38	91,089	90,373
Nationwide Building Society
3/9/07	5.34	18,000	17,906
Nelnet Student Funding Ext CP LLC
2/5/07 to 3/19/07	5.33 to 5.34	57,210	56,991
Newport Funding Corp.
3/5/07	5.31	5,000	4,977
Paradigm Funding LLC
3/26/07 to 7/24/07	5.35 to 5.39	97,000	95,212
Park Granada LLC
2/7/07 to 3/20/07	5.34 to 5.35	125,336	125,074
Park Sienna LLC
3/29/07 to 3/30/07	5.35 to 5.36	62,545	62,026
Scaldis Capital LLC
4/13/07	5.36	5,971	5,910
Strand Capital LLC
2/8/07 to 2/20/07	5.34 to 5.38	64,000	63,869
Stratford Receivables Co. LLC
2/6/07 to 3/12/07	5.32 to 5.37	251,960	251,358
Thames Asset Global Securities No. 1, Inc.
3/7/07	5.32	15,000	14,926
Toyota Motor Credit Corp.
5/23/07 to 5/30/07	5.26 to 5.27	70,000	68,857
UniCredito Italiano Bank (Ireland) PLC
3/13/07 to 4/16/07	5.35 to 5.36	103,000	102,081
Zenith Funding Corp.
2/12/07 to 3/12/07	5.32 to 5.36 (b)	187,140	186,163
TOTAL COMMERCIAL PAPER			3,708,847
Federal Agencies - 0.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank
8/15/07 to 8/21/07	5.48%	$ 73,000	$ 72,997
Bank Notes - 0.1%

M&I Marshall & Ilsley Bank
2/15/07	5.32 (c)	11,000	11,000
Master Notes - 2.4%

Asset Funding Co. III LLC
2/5/07	5.38 to 5.39 (c)(e)	178,000	178,000
Bear Stearns Companies, Inc.
2/12/07	5.20	30,000	30,000
Goldman Sachs Group, Inc.
2/13/07	5.43 (c)(e)	133,000	133,000
Lehman Brothers Holdings, Inc.
2/11/07 to 5/31/07	5.43 to 5.46 (c)(e)	63,000	63,000
TOTAL MASTER NOTES			404,000
Medium-Term Notes - 27.2%

AIG Matched Funding Corp.
2/15/07	5.36 to 5.37 (c)	156,000	156,000
2/15/07 to 11/15/07	5.34 to 5.37 (b)	172,000	172,000
Allstate Life Global Funding II
2/8/07 to 2/27/07	5.33 to 5.40 (b)(c)	40,000	40,000
American Express Credit Corp.
2/5/07	5.42 (c)	50,000	50,003
ASIF Global Financing XXX
2/23/07	5.34 (b)(c)	55,000	55,000
Australia & New Zealand Banking Group Ltd.
2/23/07	5.32 (b)(c)	40,000	40,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Banque Federative du Credit Mutuel (BFCM)
2/13/07	5.32% (b)(c)	$ 86,000	$ 86,000
Bayerische Landesbank Girozentrale
2/20/07 to 4/16/07	5.37 to 5.42 (c)	190,000	190,000
BMW U.S. Capital LLC
2/15/07	5.32 (c)	17,000	17,000
BNP Paribas SA
2/26/07	5.31 (b)(c)	75,000	75,000
Caja Madrid SA
4/19/07	5.36 (c)	46,000	46,000
Calyon New York Branch
2/2/07	5.27 (c)	54,000	53,991
Commonwealth Bank of Australia
2/26/07	5.32 (c)	33,000	33,000
Credit Agricole SA
4/23/07	5.33 (c)	75,000	75,000
Cullinan Finance Corp.
2/26/07 to 6/25/07	5.33 to 5.38 (b)(c)	143,000	142,986
Cullinan Finance Ltd./Corp. MTN 144A
10/15/07	5.33 (b)	43,000	43,000
DnB NORBank ASA
2/26/07	5.31 (b)(c)	150,000	150,000
Eli Lilly Services, Inc.
2/1/07	5.32 (b)(c)	19,750	19,750
General Electric Capital Corp.
2/8/07 to 2/19/07	5.36 to 5.45 (c)	333,500	333,516
Genworth Life Insurance Co.
2/1/07	5.41 (c)(e)	45,000	45,000
Harrier Finance Funding LLC
3/20/07	5.35 (b)(c)	10,000	10,000
Hartford Life Global Funding Trust
2/15/07	5.34 (c)	40,000	40,000
HBOS Treasury Services PLC
2/20/07	5.45 (b)(c)	10,000	10,002
3/26/07	5.44 (c)	85,000	85,000
HSBC Finance Corp.
2/26/07	5.35 (c)	45,000	45,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
HSBC USA, Inc.
2/15/07	5.32% (c)	$ 50,000	$ 50,000
HSH Nordbank AG
2/23/07	5.35 (b)(c)	47,000	47,000
ING USA Annuity & Life Insurance Co.
3/23/07	5.46 (c)(e)	25,000	25,000
Intesa Bank Ireland PLC
2/26/07	5.32 (b)(c)	150,000	150,000
K2 (USA) LLC
3/12/07	5.31 (b)(c)	39,000	38,998
Kestrel Funding PLC US LLC 144A
2/1/07	5.34 (b)(c)	9,000	9,000
Key Bank NA
3/19/07	5.38 (c)	7,000	7,000
Merrill Lynch & Co., Inc.
2/5/07 to 2/26/07	5.30 to 5.40 (c)	139,000	139,013
Metropolitan Life Global Funding I
2/6/07 to 2/28/07	5.33 to 5.42 (b)(c)	47,148	47,148
Metropolitan Life Insurance Co.
2/19/07	5.45 (c)(e)	5,000	5,000
Monumental Global Funding III
3/20/07	5.35 (b)(c)	25,000	25,000
Morgan Stanley
2/1/07 to 2/27/07	5.38 to 5.41 (c)	124,000	124,001
National Rural Utils. Coop. Finance Corp.
2/5/07	5.30 (c)	7,000	7,000
Nordea Bank AB
2/2/07	5.27 (c)	75,000	74,988
Pacific Life Global Funding
2/13/07	5.37 (c)	5,000	5,000
2/5/07	5.37 (b)(c)	22,500	22,500
RACERS
2/22/07	5.34 (b)(c)	95,000	95,000
Royal Bank of Canada
2/12/07	5.37 (c)	10,000	10,000
Royal Bank of Scotland PLC
2/21/07	5.31 (b)(c)	100,000	100,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Security Life of Denver Insurance Co.
2/28/07	5.45% (c)(e)	$ 18,000	$ 18,000
Sigma Finance, Inc.
2/15/07 to 3/12/07	5.31 to 5.32 (b)(c)	116,000	115,995
Skandinaviska Enskilda Banken AB
2/6/07 to 3/8/07	5.27 to 5.34 (c)	193,000	192,987
Societe Generale
2/2/07	5.32 (b)(c)	44,000	44,000
2/28/07	5.27 (c)	275,000	274,968
Travelers Insurance Co.
2/19/07 to 3/30/07	5.45 to 5.46 (c)(e)	40,000	40,000
UniCredito Italiano Bank (Ireland) PLC
2/14/07 to 2/15/07	5.33 (b)(c)	147,500	147,500
2/28/07	5.29 (c)	60,000	59,994
UniCredito Italiano Spa, New York
2/20/07 to 3/5/07	5.35 to 5.37 (c)	92,000	91,990
Wachovia Asset Securitization Issuance LLC
2/26/07	5.31 (b)(c)	9,738	9,738
Washington Mutual Bank
2/16/07 to 2/28/07	5.35 to 5.42 (c)	182,000	182,010
Washington Mutual Bank FA
2/26/07	5.30 (c)	54,000	54,000
4/30/07	5.34 (b)(c)	139,000	139,000
Washington Mutual Bank, California
2/28/07	5.41 (c)	6,000	6,000
Wells Fargo & Co.
2/2/07 to 2/15/07	5.33 to 5.39 (c)	135,000	135,000
WestLB AG
2/12/07 to 3/30/07	5.36 to 5.39 (b)(c)	102,000	102,000
Westpac Banking Corp.
3/12/07	5.39 (c)	20,000	20,000
TOTAL MEDIUM-TERM NOTES			4,628,078
Short-Term Notes - 1.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Hartford Life Insurance Co.
3/1/07	5.52% (c)(e)	$ 20,000	$ 20,000
Jackson National Life Insurance Co.
4/1/07	5.41 (c)(e)	25,000	25,000
Metropolitan Life Insurance Co.
2/1/07 to 4/2/07	5.48 to 5.51 (c)(e)	45,000	45,000
Monumental Life Insurance Co.
2/1/07	5.47 to 5.50 (c)(e)	38,000	38,000
New York Life Insurance Co.
4/1/07	5.44 (c)(e)	75,000	75,000
Transamerica Occidental Life Insurance Co.
2/1/07	5.54 (c)(e)	40,000	40,000
TOTAL SHORT-TERM NOTES			243,000
Asset-Backed Securities - 0.6%

Master Funding Trust I
2/26/07 to 7/25/07	5.35 (c)	85,517	85,517
Wind Trust
2/25/07	5.32 (b)(c)	12,000	12,000
TOTAL ASSET-BACKED SECURITIES			97,517
Repurchase Agreements - 21.2%
	Maturity Amount (000s)
In a joint trading account at:
5.29% dated 1/31/07 due 2/1/07 (Collateralized by U.S. Government Obligations) #	$ 46,848	46,841
5.3% dated 1/31/07 due 2/1/07 (Collateralized by U.S. Government Obligations) #	121	121
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With:
Banc of America Securities LLC at 5.35%, dated 1/31/07 due 2/1/07 (Collateralized by Mortgage Loan Obligations valued at $634,200,000, 0% - 6.75%, 5/15/08 - 10/15/49)	$ 604,090	$ 604,000
Citigroup Global Markets, Inc. at 5.37%, dated 1/31/07 due 2/1/07 (Collateralized by Corporate Obligations valued at $651,780,001, 4.75% - 9.17%, 5/15/09 - 11/14/51)	639,095	639,000
Credit Suisse First Boston, Inc. at 5.38%, dated 1/31/07 due 2/1/07 (Collateralized by Corporate Obligations valued at $433,503,613, 4% - 11%, 4/15/07 - 12/1/36)	425,064	425,000
Deutsche Bank Securities, Inc. at:
5.35%, dated:
1/2/07 due 3/2/07 (Collateralized by Mortgage Loan Obligations valued at $138,720,000, 0% - 6.77%, 8/15/11 - 2/25/47)	137,192	136,000
1/11/07 due 2/12/07 (Collateralized by Corporate Obligations valued at $119,340,000, 5.88% - 12.88%, 3/1/09 - 12/28/46)	117,556	117,000
1/12/07 due 2/13/07 (Collateralized by Mortgage Loan Obligations valued at $75,480,000, 0% - 8.32%, 9/25/34 - 2/25/47)	74,352	74,000
1/29/07 due 4/30/07 (Collateralized by Equity Securities valued at $72,450,000)	69,933	69,000
5.37%, dated 1/19/07 due 4/19/07 (Collateralized by Mortgage Loan Obligations valued at $48,473,832, 0.25% - 13.5%, 3/1/07 - 2/25/47)	47,631	47,000
Goldman Sachs & Co. at 5.41%, dated 11/21/06 due 2/21/07 (Collateralized by Mortgage Loan Obligations valued at $223,380,001, 0% - 25.35%, 2/15/08 - 10/25/46) (c)(d)	222,028	219,000
Lehman Brothers, Inc. at 5.43%, dated 1/31/07 due 2/1/07 (Collateralized by Corporate Obligations valued at $531,995,634, 3.63% - 12%, 3/20/07 - 12/15/66)	511,077	511,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.35%, dated 1/31/07 due 2/1/07 (Collateralized by Mortgage Loan Obligations valued at $477,750,276, 4.21% - 7.27%, 10/25/35 - 12/19/36)	455,068	455,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
5.41%, dated 1/31/07 due 2/1/07 (Collateralized by Equity Securities valued at $159,712,546)	$ 152,023	$ 152,000
5.42%, dated 1/17/07 due 4/17/07 (Collateralized by Corporate Obligations valued at $111,536,036, 7.75% - 12%, 12/1/09 - 2/15/16) (c)(d)	107,436	106,000
TOTAL REPURCHASE AGREEMENTS		3,600,962
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $16,971,402)		16,971,402
NET OTHER ASSETS - 0.1%		21,196
NET ASSETS - 100%		$ 16,992,598
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,257,801,000 or 13.3% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $750,000,000 or 4.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 5.38%, 2/5/07	11/7/06	$ 90,000
5.39%, 2/5/07	8/29/06	$ 88,000
Genworth Life Insurance Co.: 5.41%, 2/1/07	4/3/06	$ 20,000
5.41%, 2/1/07	7/31/06	$ 25,000
Goldman Sachs Group, Inc. 5.43%, 2/13/07	8/11/04	$ 133,000
Hartford Life Insurance Co. 5.52%, 3/1/07	12/16/03	$ 20,000
ING USA Annuity & Life Insurance Co. 5.46%, 3/23/07	6/23/05	$ 25,000
Jackson National Life Insurance Co. 5.41%, 4/1/07	3/31/03	$ 25,000
Lehman Brothers Holdings, Inc.: 5.43%, 2/11/07	1/10/07	$ 45,000
5.46%, 5/31/07	12/11/06	$ 18,000
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co.: 5.45%, 2/19/07	8/16/06	$ 5,000
5.48%, 4/2/07	3/26/02	$ 35,000
5.51%, 2/1/07	2/24/03	$ 10,000
Monumental Life Insurance Co.: 5.47%, 2/1/07	7/31/98 - 9/17/98	$ 18,000
5.5%, 2/1/07	3/12/99	$ 20,000
New York Life Insurance Co. 5.44%, 4/1/07	2/28/02	$ 75,000
Security Life of Denver Insurance Co. 5.45%, 2/28/07	8/26/05	$ 18,000
Transamerica Occidental Life Insurance Co. 5.54%, 2/1/07	4/28/00	$ 40,000
Travelers Insurance Co.: 5.45%, 3/30/07	3/31/06	$ 25,000
5.46%, 2/19/07	5/16/06	$ 15,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$46,841,000 due 2/01/07 at 5.29%
Banc of America Securities LLC	$ 24,536
Credit Suisse Securities (USA) LLC	22,305
$ 46,841
$121,000 due 2/01/07 at 5.30%
Bank of America, NA	$ 31
Barclays Capital, Inc.	32
Bear Stearns & Co., Inc.	32
Countrywide Securities Corp.	16
Credit Suisse Securities (USA) LLC	5
Greenwich Capital Markets, Inc.	5
$ 121
Income Tax Information
At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $16,971,402,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds: Tax-Exempt Fund

Daily Money Class
Capital Reserves Class

January 31, 2007

1.813077.102

DTE-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.2%
	Principal Amount (000s)	Value (000s)
Alabama - 2.3%
Alabama Gen. Oblig. Participating VRDN Series MS 668, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	$ 6,600	$ 6,600
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	10,000	10,000
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 3.64%, LOC Regions Bank of Alabama, VRDN (c)	200	200
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series EGL 02 6009 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	4,100	4,100
Health Care Auth. for Baptist Health Series 2006 C, 3.53%, LOC Regions Bank of Alabama, VRDN (c)	9,400	9,400
Jefferson County Ltd. Oblig. School Warrants Series B, 3.64% (AMBAC Insured), VRDN (c)	16,800	16,800
Jefferson County Swr. Rev.:
Series 2002 C6, 3.64% (XL Cap. Assurance, Inc. Insured), VRDN (c)	12,200	12,200
Series 2003 B7, 3.64% (XL Cap. Assurance, Inc. Insured), VRDN (c)	15,200	15,200
Univ. of Alabama - Birmingham Participating VRDN Series PA 1413, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	19,670	19,670
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 529, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,500	2,500
		96,670
Alaska - 0.6%
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,615	4,615
Anchorage Gen. Oblig. Participating VRDN Series PT 2655, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,775	5,775
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 3.53% (Liquidity Facility Wachovia Bank NA) (c)(f)	3,095	3,095
Northern Tobacco Securitization Corp. Tobacco Settlement Rev. Participating VRDN Series MT 279, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,520	10,520
		24,005
Arizona - 2.5%
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona State Univ. Revs. Participating VRDN: - continued
Series ROC II R174, 3.65% (Liquidity Facility Citibank NA) (c)(f)	$ 4,995	$ 4,995
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.67% (Liquidity Facility BNP Paribas SA) (c)(f)	3,000	3,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN:
Series MACN 05 L, 3.65% (Liquidity Facility Bank of America NA) (c)(f)	2,575	2,575
Series PA 1373, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	20,250	20,250
Series Putters 1374, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,745	6,745
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,200	1,200
Phoenix Indl. Dev. Auth. Cultural Facilities Rev. (Phoenix Art Museum Proj.) 3.61%, LOC Wells Fargo Bank NA, VRDN (c)	2,785	2,785
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.) 3.65%, LOC Branch Banking & Trust Co., VRDN (c)	4,400	4,400
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 14 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	7,600	7,600
Series EGL 06 22 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	12,070	12,070
Series EGL 06 93 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	24,790	24,790
Series MS 04 1227, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	1,900	1,900
Series PT 1512, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,000	1,000
Series ROC II R1003, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,930	3,930
Series 1997 A, 3.6% 3/2/07, CP	4,600	4,600
		104,840
California - 0.1%
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 3.66%, LOC Societe Generale, VRDN (c)	3,100	3,100
Colorado - 2.8%
Adams County Rev. Participating VRDN Series MS 1260, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	14,000	14,000
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	7,995	7,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Adventist Health Participating VRDN Series ROC 679 CE, 3.65% (Liquidity Facility Citibank NA) (c)(f)	$ 7,500	$ 7,500
Colorado Dept. of Trans. Rev. Participating VRDN Series ROC II R 4046, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,280	3,280
Colorado Health Participating VRDN Series MS 7023, 3.65% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	7,500	7,500
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	2,000	2,000
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series MT 23, 3.65% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	19,850	19,850
(Boulder Cmnty. Hosp. Proj.) Series 2000, 3.65%, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Colorado State Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,640	5,640
Denver City & County Arpt. Rev. Participating VRDN:
Series GS 06 63TP, 3.65% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	9,500	9,500
Series Putters 1054, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,260	5,260
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	4,895	4,895
Series PZ 112, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,545	12,545
Larimer County School District #R1, Poudre Participating VRDN Series ROC II R4535, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,775	2,775
Larimer Weld & Boulder Counties Participating VRDN Series PT 3317, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,205	4,205
Mesa County Valley School District #051, Grand Junction Participating VRDN Series Putters 684, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	1,985	1,985
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.67%, VRDN (c)	1,300	1,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN:
Series PT 2690, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 3,845	$ 3,845
Series Putters 862, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,035	4,035
		119,110
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.7%, VRDN (c)	3,500	3,500
Series 1999 A, 3.73%, VRDN (c)	3,000	3,000
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 3.65%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	3,570	3,570
		10,070
District Of Columbia - 0.4%
District of Colombia Ballpark Rev. Participating VRDN Series I-5, 3.65% (Liquidity Facility Royal Bank of Canada) (c)(f)	8,380	8,380
District of Columbia Gen. Oblig. Participating VRDN Series PT 2440, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,865	1,865
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 3.71% (AMBAC Insured), VRDN (c)	3,575	3,575
(American Psychological Assoc. Proj.) 3.66%, LOC Bank of America NA, VRDN (c)	1,200	1,200
(Defenders of Wildlife Proj.) 3.66%, LOC Bank of America NA, VRDN (c)	2,600	2,600
		17,620
Florida - 6.7%
Brevard Participating VRDN Series ROC 655 CE, 3.65% (Liquidity Facility Citibank NA) (c)(f)	9,720	9,720
Broward County Arpt. Sys. Rev. Participating VRDN Series PT 2415, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,250	5,250
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 3.66% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	13,000	13,000
Series EGL 01 905, 3.66% (Liquidity Facility Citibank NA) (c)(f)	10,200	10,200
Series PT 1223, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Lottery Rev. Participating VRDN Series PT 2036, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 8,080	$ 8,080
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series EGL 7050054 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	18,840	18,840
Series ROC II R482, 3.65% (Liquidity Facility Citibank NA) (c)(f)	9,720	9,720
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series PT 3400, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,740	6,740
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series PZ 184, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,140	6,140
Florida Gen. Oblig. Participating VRDN Series PZ 130, 3.67% (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,860	2,860
Florida Gulf Coast Univ. Fing. Corp. Cap. Impt. Rev. 3.61%, LOC Wachovia Bank NA, VRDN (c)	4,825	4,825
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 3.65% (Liquidity Facility Societe Generale) (c)(f)	2,910	2,910
Highlands County Health Facilities Auth. Rev.:
Participating VRDN Series Putters 1405, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,620	8,620
(Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 3.64%, VRDN (c)	2,700	2,700
Hillsborough County Indl. Dev. Participating VRDN Series PA 1410, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,335	6,335
Indian River County Hosp. District Hosp. Rev. Series 1985, 3.59%, LOC Wachovia Bank NA, VRDN (c)	2,700	2,700
Jacksonville Econ. Dev. Commission Healthcare Rev. Series B, 3.6%, LOC Fortis Banque SA, LOC JPMorgan Chase Bank, VRDN (c)	10,600	10,600
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 3.65% (Liquidity Facility Citibank NA) (c)(f)	1,695	1,695
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 805, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,470	5,470
Lake County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R 4087, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	18,405	18,405
Manatee County School District TAN 4% 10/11/07	11,600	11,639
Miami-Dade County Expressway Auth. Participating VRDN:
Series Putters 1339, 3.66% (Liquidity Facility Deutsche Postbank AG) (c)(f)	2,545	2,545
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Expressway Auth. Participating VRDN: - continued
Series ROC II R 9026, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 10,365	$ 10,365
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 208, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,775	6,775
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 919, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,485	5,485
Orlando Utils. Commission Util. Sys. Rev. Participating VRDN Series Putters 1557, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,000	5,000
Palm Bay Util. Rev. Participating VRDN Series PT 3220, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,110	9,110
Palm Beach County Edl. Facilities Auth. (Atlantic College Proj.) Series 2001, 3.63%, LOC Bank of America NA, VRDN (c)	5,600	5,600
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) 3.62%, LOC Northern Trust Co., Chicago, VRDN (c)	6,300	6,300
(Planned Parenthood Proj.) 3.62%, LOC Northern Trust Co., Chicago, VRDN (c)	2,700	2,700
(Zoological Society of Palm Beach Proj.) 3.65%, LOC Northern Trust Co., Chicago, VRDN (c)	3,900	3,900
Panama City Beach Participating VRDN Series Solar 2006 129, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	9,100	9,100
Port of Saint Lucie Util. Rev. Participating VRDN Series PZ 91, 3.67% (Liquidity Facility BNP Paribas SA) (c)(f)	3,065	3,065
Saint Johns County Sales Tax Rev. Participating VRDN Series ROC II R 755 PB, 0% (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,100	6,100
Santa Rosa County School Board Ctfs. of Prtn. Participating VRDN Series Putters 1293Z, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,245	5,245
Sunshine State Govt. Fing. Commission Rev. Series 1, 3.62% 3/2/07 (CIFG North America Insured) (AMBAC Insured), CP	14,780	14,780
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Univ. of North Florida Foundation, Inc. Rev. Series 1994, 3.64%, LOC Wachovia Bank NA, VRDN (c)	$ 2,200	$ 2,200
Volusia County Participating VRDN Series Solar 2006 124, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	7,200	7,200
		280,919
Georgia - 2.7%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN:
Series EGL 7053030 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	5,200	5,200
Series Putters 1690, 3.66% (Liquidity Facility Deutsche Postbank AG) (c)(f)	10,455	10,455
Atlanta Dev. Auth. Student Hsg. Rev. Participating VRDN Series Putters 145, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,475	9,475
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series Putters 513, 3.65% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)	9,950	9,950
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 3.76%, tender 6/1/07 (c)	12,300	12,304
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2000 A, 3.59%, LOC Gen. Elec. Cap. Corp., VRDN (c)	7,000	7,000
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) 3.65%, LOC Branch Banking & Trust Co., VRDN (c)	5,000	5,000
Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Proj.) Series 85A, 3.58% tender 2/1/07, LOC JPMorgan Chase Bank, CP mode	16,050	16,050
Main Street Natural Gas, Inc. Participating VRDN:
Putters Merlots 07 C6, 3.54% (Liquidity Facility Bank of New York, New York) (c)(f)	13,600	13,600
Series Putters 1672, 3.68% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,425	5,425
Metropolitan Atlanta Rapid Transit Series 04A, 3.55% 3/12/07, LOC Dexia Cr. Local de France, CP	12,500	12,500
Washington Wilkes Payroll Dev. Auth. Rev. Participating VRDN Series Putters 1389 3.67% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,600	5,600
		112,559
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series PT 2301, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,280	3,280
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - 11.6%
Chicago Board of Ed. Participating VRDN:
Series PT 3569, 3.65% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	$ 3,655	$ 3,655
Series PZ 60, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,370	4,370
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 3.68% (Liquidity Facility Citibank NA) (c)(f)	2,500	2,500
Series PT 2360, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,495	5,495
Series PT 2361, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,740	1,740
Series Putters 1277, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,980	9,980
Series Solar 06 38, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	2,500	2,500
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Floaters 06 48, 3.65% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	10,785	10,785
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series MS 1284, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	5,175	5,175
Chicago O'Hare Intl. Arpt. Rev. Participating VRDN Series MSTC 7016 Class A, 3.54% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	15,645	15,645
Chicago Sales Tax Rev. 3.53% (FGIC Insured), VRDN (c)	3,500	3,500
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 3.66% (Liquidity Facility Citibank NA) (c)(f)	10,005	10,005
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PZ 118, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,200	3,200
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.53% (Liquidity Facility Wachovia Bank NA) (c)(f)	18,785	18,785
Series Merlots 97 V, 3.53% (Liquidity Facility Wachovia Bank NA) (c)(f)	1,285	1,285
Cook County Gen. Oblig.:
Participating VRDN:
Series EGL 01 1302, 3.66% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	1,200	1,200
Series PA 591, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,305	5,305
Series ROC II RR 2063, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,785	2,785
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2004 E, 3.61% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	$ 13,000	$ 13,000
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 3.53% (Liquidity Facility Wachovia Bank NA) (c)(f)	9,740	9,740
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series MS 1088, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	6,390	6,390
Illinois Dev. Fin. Auth. Retirement Participating VRDN:
Series PZ 181, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,450	8,450
3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,350	1,350
Illinois Dev. Fin. Auth. Rev.:
(Aurora Central Catholic High School Proj.) Series 1994, 3.77%, LOC Allied Irish Banks PLC, VRDN (c)	1,000	1,000
(Palos Cmnty. Hosp. Proj.) 3.64% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	5,000	5,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN:
Series EGL 03 60 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	4,690	4,690
Series EGL 06 95 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	10,395	10,395
Series PA 896R, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,135	4,135
(ACI Cultural Pooled Fing. Prog.) 3.55%, LOC JPMorgan Chase Bank, VRDN (c)	4,700	4,700
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series MS 06 1489, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	4,065	4,065
Series PT 3029, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,800	7,800
(Chicago Historical Society Proj.) 3.67%, LOC JPMorgan Chase Bank, VRDN (c)	2,300	2,300
(Illinois College Proj.) 3.63%, LOC U.S. Bank NA, Minnesota, VRDN (c)	10,000	10,000
(Mercy Alliance, Inc. Proj.) 3.63%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	7,000	7,000
Illinois Fin. Auth. Student Hsg. Rev. Series A, 3.68%, LOC Banco Santander Central Hispano SA, VRDN (c)	5,325	5,325
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
Participating VRDN:
Series MACN 06 L, 3.65% (Liquidity Facility Bank of America NA) (c)(f)	$ 3,490	$ 3,490
Series MS 98 143, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	1,500	1,500
Series PT 2131, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,680	7,680
Series Putters 133, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	4,330	4,330
Series Putters 409, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,745	5,745
Series Putters 679, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	2,920	2,920
Series ROC II R4536, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,395	5,395
RAN 4.25% 6/7/07	70,000	70,143
Illinois Health Facilities Auth. Rev. (Rehabilitation Inst. of Chicago Proj.) Series 1997, 3.67%, LOC Bank of America NA, VRDN (c)	14,400	14,400
Illinois Muni. Elec. Agcy. Pwr. Supply Participating VRDN Series Putters 1368, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,325	6,325
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.69% (Liquidity Facility Bank of America NA) (c)(f)	2,000	2,000
Series BA 04 A, 3.65% (Liquidity Facility Bank of America NA) (c)(f)	3,330	3,330
Series EGL 01 1306, 3.66% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	1,600	1,600
Series Merlots 01 A86, 3.53% (Liquidity Facility Wachovia Bank NA) (c)(f)	6,110	6,110
Series Merlots 02 A24, 3.53% (Liquidity Facility Bank of New York, New York) (c)(f)	4,935	4,935
Series PT 2398, 3.65% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	7,700	7,700
Series SGB 19, 3.65% (Liquidity Facility Societe Generale) (c)(f)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN Series PT 1929, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,940	3,940
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series Putters 1354, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,690	6,690
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN: - continued
Series ROC II R 606PB, 3.66% (Liquidity Facility Deutsche Postbank AG) (c)(f)	$ 6,175	$ 6,175
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,240	3,240
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	1,101	1,101
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 4.01%, LOC LaSalle Bank NA, VRDN (c)	3,375	3,375
McHenry County Cmnty. School District #200 Participating VRDN Series Putters 1362, 3.67% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,600	2,600
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series Floaters 06 28Z, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	6,420	6,420
Series GS 06 6Z, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	2,555	2,555
Series GS 06 9Z, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	12,845	12,845
Series PA 1058, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,350	1,350
Series Putters 1508, 3.67% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,900	4,900
Series TOC 06 Z8, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	6,450	6,450
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 6, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,880	3,880
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC 1076, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,045	6,045
Schaumburg Village Gen. Oblig. Participating VRDN Series EGL 04 45 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Springfield Elec. Rev. Participating VRDN Series Putters 1314, 3.66% (Liquidity Facility Deutsche Postbank AG) (c)(f)	7,695	7,695
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series EGL 06 124, 3.66% (Liquidity Facility Citibank NA) (c)(f)	14,300	14,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN: - continued
Series Merlots 01 A105, 3.53% (Liquidity Facility Wachovia Bank NA) (c)(f)	$ 3,055	$ 3,055
Series PT 2620, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,160	5,160
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series ROC II R4031, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,560	2,560
Will County Cmnty. Unit School District #365, Valley View Participating VRDN:
Series PZ 47, 3.67% (Liquidity Facility BNP Paribas SA) (c)(f)	9,000	9,000
Series PZ 81, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,665	3,665
Will County School District #122 Participating VRDN Series PZ 48, 3.67% (Liquidity Facility BNP Paribas SA) (c)(f)	3,595	3,595
Winnebago County Rev. (The Mill Proj.) Series 1996, 3.74%, LOC JPMorgan Chase Bank, VRDN (c)	2,640	2,640
		488,089
Indiana - 3.1%
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series Putters 908, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	3,990	3,990
Ctr. Grove School Bldg. Corp. Participating VRDN Series Putters 727, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,715	6,715
Elkhart County Gen. Oblig. Participating VRDN Series Putters 553, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	2,135	2,135
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,500	5,500
Indiana Bond Bank:
Participating VRDN Series ROC II R2079, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,410	2,410
RAN 4.25% 1/31/08, LOC Bank of New York, New York (b)	8,100	8,147
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series B, 3.64%, LOC JPMorgan Chase Bank, VRDN (c)	4,425	4,425
Indiana Fin. Auth. Rev. Participating VRDN Series ROC II R6072, 3.65% (Liquidity Facility Citibank NA) (c)(f)	5,295	5,295
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series DB 114, 3.65% (Liquidity Facility Deutsche Bank AG) (c)(f)	6,340	6,340
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Participating VRDN: - continued
Series Merlots B21, 3.53% (Liquidity Facility Wachovia Bank NA) (c)(f)	$ 4,130	$ 4,130
Series MS 853, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	2,000	2,000
Series PT 2189, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,940	2,940
Series PT 3610, 3.65% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	28,685	28,685
Indianapolis Thermal Energy Sys. Participating VRDN Series Putters 700, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	9,910	9,910
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 3.53% (Liquidity Facility Bank of New York, New York) (c)(f)	6,590	6,590
North Daviess School Bldg. Corp. Participating VRDN Series ROC II R2203, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,575	6,575
Northwest Allen School Bldg. Corp. Participating VRDN Series PT 2610, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,780	9,780
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 3.9%, LOC U.S. Bank NA, Minnesota, VRDN (c)	6,000	6,000
White County Hosp. Rent Rev. 3.63%, LOC Regions Bank of Alabama, VRDN (c)	7,900	7,900
		129,467
Iowa - 0.1%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,330	3,330
Kansas - 0.7%
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 3.64% (Liquidity Facility Societe Generale) (c)(f)	3,000	3,000
Wichita Hosp. Rev. Participating VRDN Series MT 170, 3.43% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	19,695	19,695
Wichita Wtr. & Swr. Util. Rev. Participating VRDN Series Putters 1136, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	3,010	3,010
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series Putters 595, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	3,480	3,480
		29,185
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. (Baptist Health Care Proj.) Series B, 3.52% (MBIA Insured), VRDN (c)	$ 4,900	$ 4,900
Louisville & Jefferson Co. Participating VRDN Series PA 1416, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,000	5,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	9,525	9,525
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.59% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	1,200	1,200
		20,625
Louisiana - 2.3%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,980	11,980
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series MS 06 1307, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	11,700	11,700
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 3035, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,765	5,765
Series Stars 162, 3.65% (Liquidity Facility BNP Paribas SA) (c)(f)	11,480	11,480
Louisiana Gen. Oblig.:
Bonds Series MT 158, 3.63%, tender 3/15/07 (Liquidity Facility BNP Paribas SA) (c)(f)(g)	2,000	2,000
Participating VRDN:
Series Merlot 06 C4, 3.53% (Liquidity Facility Bank of New York, New York) (c)(f)	5,600	5,600
Series MT 190, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	6,275	6,275
Louisiana St. Univ. Participating VRDN Series Solar 06 115, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	18,475	18,475
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Participating VRDN Series Putters 1349, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,335	6,335
St. Tammany Parish Sales Participating VRDN Series PT 3633, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,895	10,895
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Proj.) Series 91, 3.7% tender 2/8/07, CP mode	8,400	8,400
		98,905
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.3%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	$ 8,060	$ 8,060
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 00 1901 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Series Putters 546, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,835	2,835
		13,895
Maryland - 1.1%
Baltimore County Poll. Cont. Rev. Bonds 3.7% tender 2/1/07, LOC Wachovia Bank NA, CP mode	5,500	5,500
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Bonds Series Q, 3.59% 12/14/07	10,000	10,000
Maryland Dept. of Trans. Consolidated Trans. Rev. Participating VRDN Series PA 1259, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,300	3,300
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series MS 06 1310, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	7,600	7,600
Montgomery County Gen. Oblig. Series 02, 3.65% 3/6/07, CP	20,000	20,000
		46,400
Michigan - 4.2%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 3.66%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	9,000	9,000
Detroit City School District Participating VRDN Series PT 3559, 3.65% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	7,435	7,435
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Series Merlots 01 A103, 3.53% (Liquidity Facility Bank of New York, New York) (c)(f)	1,200	1,200
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Putters 200, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,270	1,270
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,990	1,990
Kent County Bldg. Auth. Participating VRDN Series PT 3243, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,895	5,895
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev.:
Participating VRDN:
Series MS 907, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	$ 4,948	$ 4,948
Series Stars 101, 3.64% (Liquidity Facility BNP Paribas SA) (c)(f)	7,510	7,510
(Facilities Prog.) Series 2005 IIA, 3.6%, LOC DEPFA BANK PLC, VRDN (c)	4,200	4,200
Michigan Gen. Oblig. TAN 4.25% 9/28/07, LOC DEPFA BANK PLC	78,600	78,930
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Participating VRDN Series PT 732, 3.65% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	7,700	7,700
(Health Care Equip. Ln. Prog.):
Series B, 3.54%, LOC LaSalle Bank Midwest NA, VRDN (c)	800	800
3.54%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	11,500	11,500
(Munising Memorial Hosp. Assoc. Proj.) 3.66%, LOC Banco Santander Central Hispano SA, VRDN (c)	6,400	6,400
Michigan Muni. Bond Auth. Rev.:
Bonds Series MT 287, 3.62%, tender 4/5/07 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	9,090	9,090
RAN Series B2, 4.5% 8/20/07, LOC Bank of Nova Scotia, New York Agcy.	10,300	10,345
Michigan Strategic Fund Ltd. Oblig. Rev. (Dow Chemical Co. Proj.) 3.62%, VRDN (c)	7,300	7,300
		179,513
Minnesota - 1.1%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 120, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,940	3,940
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series GS 07 1G, 3.66% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	6,295	6,295
Series Merlots 00 ZZ, 3.53% (Liquidity Facility Wachovia Bank NA) (c)(f)	1,840	1,840
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	3,100	3,100
Series MS 1461, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	6,400	6,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Higher Ed. Facilities Auth. Rev. (Gustavus Adolphus College Proj.) 3.64%, LOC Allied Irish Banks PLC, VRDN (c)	$ 7,600	$ 7,600
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 3.66%, LOC Fannie Mae, VRDN (c)	2,350	2,350
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 3.65% (Liquidity Facility Citibank NA) (c)(f)	5,115	5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 3.65% (Liquidity Facility Citibank NA) (c)(f)	7,080	7,080
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series PZ 77, 3.67% (Liquidity Facility BNP Paribas SA) (c)(f)	3,305	3,305
		47,025
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig. Series A, 3.8% 3/19/07, LOC BNP Paribas SA, CP	15,000	15,000
Missouri - 1.1%
Howard Bend Levee District Participating VRDN Series PT 3338, 3.65% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	5,500	5,500
Jackson County Spl. Oblig. Participating VRDN Series ROC II R 9013, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,645	4,645
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series Floaters 06 1433, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	5,306	5,306
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 3.66% (Liquidity Facility Citibank NA) (c)(f)	6,000	6,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group Proj.) Series 2001 A, 3.78%, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,700	3,700
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	2,700	2,700
Springfield Pub. Util. Rev. Participating VRDN Series Munitops 06 72, 3.65% (Liquidity Facility ABN-AMRO Bank NV) (c)(f)	17,150	17,150
		45,001
Nebraska - 0.6%
Nebraska Pub. Pwr. District Rev. Bonds Series A, 5.25% 1/1/10 (Pre-Refunded to 1/1/08 @ 101) (e)	5,000	5,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 3.66% (Liquidity Facility Citibank NA) (c)(f)	$ 2,000	$ 2,000
Series EGL 04 9 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	2,560	2,560
Omaha Pub. Pwr. District Participating VRDN Series LB 06 P114, 3.58% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	11,540	11,540
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series MS 1289, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	5,100	5,100
		26,320
Nevada - 1.7%
Clark County Gen. Oblig. Participating VRDN Series Putters 1309, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,650	5,650
Las Vegas Gen. Oblig. Participating VRDN Series Solar 06 83, 3.65% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	8,305	8,305
Las Vegas New Convention & Visitors Auth. Rev. Participating VRDN Series Putters 802, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,155	4,155
Nevada Gen. Oblig. Participating VRDN:
Series PT 3091, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,245	5,245
Series PT 3522, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,885	8,885
Series PZ 142, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,630	12,630
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series Putters 1134, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,270	5,270
Reno Sales Tax Rev. Participating VRDN:
Series GS 06 3G, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	5,825	5,825
Series GS 06 5GZ, 3.7% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	14,522	14,522
		70,487
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Monadnock Cmnty. Hosp. Proj.) 3.64%, LOC SunTrust Banks, Inc., VRDN (c)	7,495	7,495
New Jersey - 1.7%
New Jersey Gen. Oblig. TRAN 4.5% 6/22/07	40,100	40,253
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 613, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 16,000	$ 16,000
Series PA 614, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,825	3,825
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PZ 111, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	210	210
Series PZ 116, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	13,260	13,260
		73,548
New Mexico - 0.3%
Roswell Student Hsg. Rev. (Roswell LLC Proj.) Series 2006 A. 3.64%, LOC Banco Santander Central Hispano SA, VRDN (c)	11,710	11,710
New York - 3.5%
Liberty Dev. Corp. Rev. Participating VRDN 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	14,920	14,920
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN Series PA 1273, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,750	3,750
Metropolitan Trans. Auth. Rev. Participating VRDN:
Series PT 1972, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,000	5,000
Series ROC II R 716CE, 3.65% (Liquidity Facility Citibank NA) (c)(f)	40,000	40,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN Series PT 1967, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,375	6,375
New York City Gen. Oblig. Participating VRDN Series PT 3844, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,900	10,900
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 15 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	25,175	25,175
Series EGL 04 33 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	8,500	8,500
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MS 00 368, 3.63% (Liquidity Facility Morgan Stanley) (c)(f)	1,460	1,460
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Transitional Fin. Auth. Rev. Participating VRDN Series MSDW 00 319, 3.63% (Liquidity Facility Morgan Stanley) (c)(f)	$ 3,760	$ 3,760
Rockland County Gen. Oblig. BAN 4% 12/20/07	10,500	10,539
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6024 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	13,690	13,690
Series PT 1092, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,450	2,450
		146,519
Non State Specific - 0.3%
Multistate Puttable Floating Option Tax Receipts Participating VRDN Series PZP 017, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,360	3,360
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 015, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,000	10,000
		13,360
North Carolina - 2.2%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Participating VRDN Series MS 1272, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	6,855	6,855
Forsyth County Ctfs. of Prtn. Participating VRDN Series ROC II R7529, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,790	10,790
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series A, 3.65%, LOC Branch Banking & Trust Co., VRDN (c)	7,775	7,775
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 3.65%, LOC Branch Banking & Trust Co., VRDN (c)	5,610	5,610
3.65%, LOC Branch Banking & Trust Co., VRDN (c)	10,000	10,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series MS 06 1338, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	7,667	7,667
Series ROC RR II 9048, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	7,200	7,200
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	7,175	7,175
North Carolina Gen. Oblig. Participating VRDN Series ROC II R 597, 3.65% (Liquidity Facility Citibank NA) (c)(f)	3,495	3,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 1999 B, 6.375% 1/1/08	$ 7,000	$ 7,170
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC 645, 3.65% (Liquidity Facility Citibank NA) (c)(f)	6,400	6,400
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	7,700	7,700
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, 3.55% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	5,975	5,975
		93,812
Ohio - 1.5%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 3.65%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	3,620	3,620
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 3.78%, VRDN (c)	14,000	14,000
Subseries B3, 3.78%, VRDN (c)	2,100	2,100
Delaware Gen. Oblig. BAN 4% 12/13/07	5,000	5,017
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 3.72%, VRDN (c)	3,400	3,400
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	12,505	12,505
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN Series EGL 7053020 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,000	3,000
(Pooled Fing. Prog.):
Series 2003 B, 3.63%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	5,000	5,000
Series 2004 B, 3.63%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	5,100	5,100
Series 2006 A, 3.63%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	8,000	8,000
(The College of Mount Saint Joseph Proj.) 3.64%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	3,060	3,060
		64,802
Oklahoma - 1.2%
Oklahoma Cap. Impt. Auth. Facilities Participating VRDN Series MS 1389, 3.65% (AMBAC Insured) (Liquidity Facility Morgan Stanley) (c)(f)	17,404	17,404
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.63% (AMBAC Insured), VRDN (c)	$ 13,400	$ 13,400
Tulsa County Indl. Auth. Health Care Rev. Participating VRDN Series PA 1431, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	20,570	20,570
		51,374
Oregon - 1.3%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,900	4,900
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.) Series 2004 A, 3.5%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (c)	31,300	31,300
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.65% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	4,300	4,300
Portland Swr. Sys. Rev. Participating VRDN Series PT 2435, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,960	5,960
Portland Urban Renewal & Redev. Participating VRDN Series PT 3287, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,495	7,495
		53,955
Pennsylvania - 5.1%
Adams County Indl. Dev. Auth. Rev. (Gettysburg Foundation Proj.) Series A, 3.66%, LOC Manufacturers & Traders Trust Co., VRDN (c)	9,700	9,700
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Putters 1281, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	4,150	4,150
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	2,600	2,600
(UPMC Health Sys. Proj.) Series 2002 C, 3.63%, LOC Comerica Bank, Detroit, VRDN (c)	2,695	2,695
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Cmntys. Proj.) Series 2003, 3.63%, LOC Allied Irish Banks PLC, VRDN (c)	4,895	4,895
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	2,400	2,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series Merlots 06 F2, 3.53% (Liquidity Facility Bank of New York, New York) (c)(f)	$ 59,300	$ 59,300
Middletown Area School District Gen. Oblig. 3.63% (FSA Insured), VRDN (c)	13,700	13,700
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Gaudenzia Foundation, Inc. Prog.) 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	3,290	3,290
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 3.64%, LOC Unicredito Italiano Spa, VRDN (c)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 1271, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,925	2,925
(King's College Proj.) Series 2001 H6, 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	4,800	4,800
(Messiah College Proj.) Series 2001 14, 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	900	900
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 06 1479, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	4,670	4,670
Series MS 958, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	1,600	1,600
Series Putters 371Z, 3.67% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,900	3,900
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series AAB 04-9, 3.65%, tender 2/7/07 (Liquidity Facility ABN-AMRO Bank NV) (c)(f)	9,900	9,900
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	5,330	5,330
TRAN 4.5% 6/29/07	8,800	8,825
Philadelphia School District Bonds Series PT 2793, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	6,965	6,965
Pittsburgh Gen. Oblig. Participating VRDN Series Putters 1367T, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,190	6,190
Scranton-Lackawanna Health & Welfare Auth. Rev. 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	18,500	18,500
State Pub. School Bldg. Auth. Participating VRDN Series MS 06 1552, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	9,000	9,000
Temple Univ. of the Commonwealth Sys. of Higher Ed. RAN 5% 4/26/07	12,900	12,938
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series Putters 1228, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 3,100	$ 3,100
Wilkes Barre Gen. Oblig. Series 2004 B, 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	9,740	9,740
		216,513
Rhode Island - 0.3%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2004 A, 3.48% (MBIA Insured), VRDN (c)	11,200	11,200
South Carolina - 1.8%
Berkeley County School District Participating VRDN Series MSCO 01 656, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	5,500	5,500
Greenville County School District Installment Purp. Rev. Participating VRDN:
Series Floaters 43 TP, 3.65% (Liquidity Facility Wells Fargo & Co.) (c)(f)	9,615	9,615
Series PT 3393, 3.65% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	15,905	15,905
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 3.53% (Liquidity Facility Bank of New York, New York) (c)(f)	3,750	3,750
Horry County School District Participating VRDN Series PT 2033, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,695	3,695
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.83%, VRDN (c)	2,700	2,700
South Carolina Gen. Oblig. School Facilities Participating VRDN:
Series Putters PZ 150, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,610	5,610
Series ROC 692W, 3.66% (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,090	4,090
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 3.66%, LOC Bank of America NA, VRDN (c)	6,600	6,600
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series PT 1877, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,715	3,715
Series PT 3460, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,985	9,985
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. Participating VRDN: - continued
Series Putters 1094, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 2,845	$ 2,845
York County Poll. Cont. Rev. Bonds (Duke Energy Co. Proj.) 3.73% tender 2/1/07, CP mode	3,200	3,200
		77,210
Tennessee - 1.5%
Knoxville Waste Wtr. Sys. Rev. Participating VRDN Series ROC II R 9010, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,510	5,510
Memphis Elec. Sys. Rev. Participating VRDN Series MS 1031, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	5,845	5,845
Memphis Gen. Oblig. 3.62% 3/7/07 (Liquidity Facility WestLB AG), CP	18,000	18,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. Participating VRDN Series Putters 1316, 3.67% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,695	9,695
Metropolitan Govt. Nashville & Davidson County Indl. Rev. (Ridgelake Apts. Proj.) 3.63%, LOC Freddie Mac, VRDN (c)	17,029	17,029
Rutherford County Gen. Oblig. Participating VRDN Series Putters 643, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,985	1,985
Sullivan County Health, Edl. & Hosp. Board Hosp. Rev. Participating VRDN Series LB 06 F6, 3.6% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	5,400	5,400
		63,464
Texas - 17.2%
Aldine Independent School District Participating VRDN Series Putters 827, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,920	2,920
Arlington Spl. Oblig. Series B, 3.67% (MBIA Insured), VRDN (c)	11,700	11,700
Austin Elec. Util. Sys. Rev. Participating VRDN Series MS 1364, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	11,710	11,710
Bastrop Independent School District Participating VRDN Series ROC II R492, 3.65% (Liquidity Facility Citibank NA) (c)(f)	8,150	8,150
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN:
Series Putters 517, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	13,345	13,345
Series ROC II R 7517, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,130	5,130
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Boerne Independent School District Participating VRDN Series Putters 626, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	$ 3,175	$ 3,175
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 3.83%, VRDN (c)	2,600	2,600
Brownsville Util. Sys. Rev. Participating VRDN Series DB 175, 3.65% (Liquidity Facility Deutsche Bank AG) (c)(f)	10,715	10,715
Corsicana Independent School District Participating VRDN Series DB 111, 3.65% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,085	5,085
Crowley Independent School District Participating VRDN Series PT 3039, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,080	7,080
Dallas Independent School District Participating VRDN:
Series PT 2210, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,275	7,275
Series ROC II R6069, 3.65% (Liquidity Facility Citibank NA) (c)(f)	3,470	3,470
Denton County Lewisville Independent School District Participating VRDN Series SGA 134, 3.53% (Liquidity Facility Societe Generale) (c)(f)	1,290	1,290
Denton Independent School District Participating VRDN Series MS 451, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	4,015	4,015
El Paso Gen. Oblig. Participating VRDN Series Putters 1042, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	3,595	3,595
Fort Bend County Gen. Oblig. Participating VRDN Series Putters 1326, 3.66% (Liquidity Facility Deutsche Postbank AG) (c)(f)	2,775	2,775
Galena Park Independent School District Participating VRDN Series SG 154, 3.64% (Liquidity Facility Societe Generale) (c)(f)	11,065	11,065
Garland Independent School District Participating VRDN Series ROC II R2213, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,335	5,335
Granbury Independent School District Participating VRDN:
Series PT 3080, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,635	7,635
Series SG 129, 3.65% (Liquidity Facility Societe Generale) (c)(f)	4,815	4,815
Harlandale Independent School District Participating VRDN Series Putters 524, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,690	2,690
Harris County Flood Cont. District Participating VRDN Series EGL 06 0165, 3.66% (Liquidity Facility Citibank NA) (c)(f)	33,300	33,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig. Participating VRDN:
Series PT 1623, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 5,940	$ 5,940
Series Putters 1099, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,800	2,800
Series Putters 505, 3.65% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)	10,540	10,540
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series LB 05 L15, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	5,000	5,000
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 3.68% (MBIA Insured), VRDN (c)	3,300	3,300
Harrison County Health Facilities Dev. Corp. Rev. (Marshall Reg'l. Med. Ctr. Proj.) 3.64%, LOC Regions Bank of Alabama, VRDN (c)	5,900	5,900
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,505	3,505
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	6,600	6,600
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 3.63%, LOC KBC Bank NV, VRDN (c)	6,500	6,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 3.66% (Liquidity Facility Citibank NA) (c)(f)	9,000	9,000
Series SG 149, 3.64% (Liquidity Facility Societe Generale) (c)(f)	17,500	17,500
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,460	5,460
Series ROC II 2084, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,220	5,220
Houston Gen. Oblig. Participating VRDN:
Series PT 3455, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,140	7,140
Series PT 969, 3.65% (Liquidity Facility DEPFA BANK PLC) (c)(f)	8,200	8,200
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series SG 139, 3.65% (Liquidity Facility Societe Generale) (c)(f)	3,100	3,100
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.:
Participating VRDN:
Series PT 2243, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 7,085	$ 7,085
Series PT 3229, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,310	5,310
Series Putters 527, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,130	3,130
Series A, 3.65% 3/9/07 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	19,000	19,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series GS 06 37TPZ, 3.67% (Liquidity Facility Wells Fargo & Co.) (c)(f)	6,210	6,210
Series Merlots 02 A16, 3.53% (Liquidity Facility Wachovia Bank NA) (c)(f)	2,285	2,285
Series Putters 1688, 3.67% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,125	4,125
Series SG 120, 3.65% (Liquidity Facility Societe Generale) (c)(f)	11,600	11,600
Hunt Memorial Hosp. District Rev. Series 1998, 3.66% (FSA Insured), VRDN (c)	4,165	4,165
Hutto Independent School District Participating VRDN Series ROC II R434, 3.65% (Liquidity Facility Citibank NA) (c)(f)	4,200	4,200
Irving Independent School District Participating VRDN Series 2006 274 Class A, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	9,585	9,585
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN:
Series MS 1082, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	4,648	4,648
Series PT 1818, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,240	4,240
Mansfield Independent School District Participating VRDN Series Putters 704, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	1,990	1,990
McAllen Independent School District Participating VRDN Series PT 3082, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,780	11,780
Midlothian Independent School District Participating VRDN Series PT 3081, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,720	5,720
Montgomery County Gen. Oblig. Participating VRDN Series ROC II R 7037, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,885	3,885
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
New Caney Independent School District Participating VRDN Series MS 1286, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	$ 9,530	$ 9,530
North East Texas Independent School District Participating VRDN Series MS 06 1333, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	5,755	5,755
Northside Independent School District Participating VRDN Series PT 2329, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,620	4,620
Nueces River Auth. Wtr. Supply Rev. Participating VRDN:
Series PT 3190, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,690	5,690
Series Putters 1412, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,945	2,945
Pearland Independent School District Participating VRDN Series SG 106, 3.65% (Liquidity Facility Societe Generale) (c)(f)	1,100	1,100
Plano Independent School District Participating VRDN Series SGA 128, 3.53% (Liquidity Facility Societe Generale) (c)(f)	1,680	1,680
Port Houston Auth. Harris County Participating VRDN Series PT 3531, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,325	11,325
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3.65% (Liquidity Facility Societe Generale) (c)(f)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 3.53% (Liquidity Facility Societe Generale) (c)(f)	7,070	7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II R2135, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,580	6,580
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series MS 00 469, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	9,995	9,995
Series SG 101, 3.65% (Liquidity Facility Societe Generale) (c)(f)	2,700	2,700
Series SG 104, 3.65% (Liquidity Facility Societe Generale) (c)(f)	12,250	12,250
Series SG 105, 3.65% (Liquidity Facility Societe Generale) (c)(f)	11,700	11,700
3.54% (Liquidity Facility Bank of America NA), VRDN (c)	20,275	20,275
San Antonio Gen. Oblig. Participating VRDN Series Putters PZ 146, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,165	6,165
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Independent School District Bonds Series AAB 01 28, 3.66%, tender 2/7/07 (Liquidity Facility ABN-AMRO Bank NV) (c)(f)	$ 1,400	$ 1,400
San Antonio Muni. Drainage Util. Sys. Rev. Participating VRDN Series ROC II R553, 3.65% (Liquidity Facility Citibank NA) (c)(f)	5,190	5,190
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 3.53% (Liquidity Facility Wachovia Bank NA) (c)(f)	1,000	1,000
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 3.66% (Liquidity Facility Citibank NA) (c)(f)	5,805	5,805
Series ROC II R2222, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,140	4,140
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Academy Proj.) 3.66%, LOC Bank of America NA, VRDN (c)	2,600	2,600
Sunnyvale School District Participating VRDN Series Putters 619, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,560	5,560
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN:
Series PT 3428, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,355	10,355
Series PT 976, 3.65% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	7,995	7,995
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,440	1,440
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 26 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	4,800	4,800
Series EGL 06 0125, 3.66% (Liquidity Facility Citibank NA) (c)(f)	17,900	17,900
Series GS 06 92TP, 3.65% (Liquidity Facility DEPFA BANK PLC) (c)(f)	8,050	8,050
Series LB 05 K15, 3.58% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	8,000	8,000
Series MACN 05 I, 3.65% (Liquidity Facility Bank of America NA) (c)(f)	9,390	9,390
Series PT 3489, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	13,580	13,580
Series Putters 1024, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,935	8,935
TRAN 4.5% 8/31/07	58,700	59,008
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series Putters 1330, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 2,425	$ 2,425
Series Putters 1331, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,005	3,005
Texas Trans. Mobility Fund Participating VRDN Series ROC 4083, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,500	6,500
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 3.94%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(g)	6,545	6,545
Univ. of Texas Univ. Revs. Participating VRDN Series Putters 1646, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,100	6,100
Ysleta Independent School District Participating VRDN:
Series Putters 1039, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	6,000	6,000
Series ROC II R 7041, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	12,770	12,770
		724,156
Utah - 1.3%
Central Utah Wtr. Conservancy District Wtr. Conservancy Rev. Participating VRDN Series ROC II R2202, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,505	8,505
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Participating VRDN:
Series EGL 96 C4402 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	5,665	5,665
Series MS 175, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	16,495	16,495
Series 97B, 3.62% 3/12/07 (Liquidity Facility Bank of Nova Scotia), CP	8,000	8,000
Saint George Elec. Rev. Participating VRDN Series Putters 917, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,590	5,590
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,260	6,260
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,130	5,130
		55,645
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - 1.9%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.69% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	$ 1,300	$ 1,300
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 3.51%, LOC SunTrust Banks, Inc., VRDN (c)	200	200
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN Series EGL 06 91 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	14,700	14,700
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co. Proj.) Series 84:
3.82% tender 2/8/07, CP mode	1,000	1,000
3.88% tender 2/14/07, CP mode	4,000	4,000
3.88% tender 2/23/07, CP mode	4,000	4,000
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 3.54%, VRDN (c)	25,575	25,575
Tobacco Settlement Fing. Corp. Participating VRDN Series PA 1303, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,350	11,350
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	2,300	2,300
Series Putters PZ 145, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,015	6,015
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 1997A, 5.6% 8/1/14 (Pre-Refunded to 8/1/07 @ 101) (e)	8,860	9,033
		79,473
Washington - 3.6%
Central Washington Univ. Sys. Rev. Participating VRDN Series ROC II R 2121, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,320	8,320
Energy Northwest Elec. Rev. Participating VRDN:
Series EGL 06 65 Class A, 3.66% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	12,900	12,900
Series PT 734, 3.65% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	7,000	7,000
Series ROC II R152, 3.65% (Liquidity Facility Citibank NA) (c)(f)	2,230	2,230
Series ROC II R3012, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	9,660	9,660
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,280	5,280
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Rural Library District Participating VRDN Series Putters 1015, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 5,630	$ 5,630
King County School District #401 Highline Pub. Schools Participating VRDN Series Putters 526, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,955	3,955
King County Swr. Rev. Participating VRDN:
Series MS 01 554, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	5,000	5,000
Series PT 3466, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,000	4,000
Lewis County Pub. Util. District #1 Participating VRDN Series ROC RR II R4026, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,320	6,320
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 A, 3.55%, LOC Bank of America NA, VRDN (c)	2,325	2,325
Redmond Cmnty. Properties Lease Participating VRDN Series MT 269, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,445	3,445
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,940	4,940
Snohomish County Pub. Util. District #1 Elec. Rev. Participating VRDN Series ROC II R6055, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	7,405	7,405
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Participating VRDN Series ROC II R2041, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,930	3,930
Washington Gen. Oblig. Participating VRDN:
Series PT 2095, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,980	1,980
Series Putters 1199, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,615	3,615
Series Putters 1296, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,905	4,905
Series Putters 509, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,470	5,470
Series ROC II R 759 PB, 0% (Liquidity Facility Deutsche Postbank AG) (c)(f)	8,055	8,055
Washington Gen. Oblig. Participating VRDN Series Solar 06 9, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	11,175	11,175
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev. Participating VRDN Series LB 05 L1, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	$ 21,520	$ 21,520
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 3.66%, LOC Bank of America NA, VRDN (c)	2,200	2,200
		151,260
West Virginia - 0.3%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 3.81%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	3,950	3,950
West Virginia Univ. Revs. Participating VRDN:
Series Putters 698, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	2,375	2,375
Series ROC II R4067, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	7,005	7,005
		13,330
Wisconsin - 1.9%
Badger Tobacco Asset Securitization Corp. Participating VRDN Series PA 1361, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,110	3,110
Central Brown County Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series PT 3071, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,710	6,710
Wisconsin Gen. Oblig. Participating VRDN Series PT 967, 3.65% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	8,925	8,925
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds:
Series MT 318, 3.63%, tender 3/15/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	10,800	10,800
Series PT 761, 3.92%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(g)	3,400	3,400
Participating VRDN:
Series PT 873, 3.65% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	10,765	10,765
Series PT 917, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	12,930	12,930
Series Putters 399, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,245	3,245
(Nat'l. Regency of New Berlin, Inc. Proj.) 3.78%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	5,800	5,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series B, 3.64%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	$ 8,000	$ 8,000
3.64%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	5,400	5,400
		79,085
	Shares
Other - 3.0%
Fidelity Tax-Free Cash Central Fund, 3.64% (a)(d)	127,516,000	127,516
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $4,100,842)		4,100,842
NET OTHER ASSETS - 2.8%		117,519
NET ASSETS - 100%		$ 4,218,361
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,400,000 or 1.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.)	1/20/06	$ 6,600
Louisiana Gen. Oblig. Bonds Series MT 158, 3.63%, tender 3/15/07 (Liquidity Facility BNP Paribas SA)	10/3/06	$ 2,000
Michigan Muni. Bond Auth. Rev. Bonds Series MT 287, 3.62%, tender 4/5/07 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/9/07	$ 9,090
Security	Acquisition Date	Cost (000s)
Philadelphia School District Bonds Series PT 2793, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	6/29/05	$ 6,965
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 3.94%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB)	7/10/03 - 12/15/06	$ 6,545
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series MT 318, 3.63%, tender 3/15/07 (Liquidity Facility Landesbank Hessen-Thuringen)	12/15/06	$ 10,800
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series PT 761, 3.92%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB)	12/15/06	$ 3,400
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 1,167
Income Tax Information
At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $4,100,842,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Money Market Fund

January 31, 2007

Fidelity Tax-Free Money Market Fund is a
class of Fidelity® Cash Management Funds:
Tax-Exempt Fund

1.813260.102

FTF-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.2%
	Principal Amount (000s)	Value (000s)
Alabama - 2.3%
Alabama Gen. Oblig. Participating VRDN Series MS 668, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	$ 6,600	$ 6,600
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	10,000	10,000
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 3.64%, LOC Regions Bank of Alabama, VRDN (c)	200	200
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series EGL 02 6009 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	4,100	4,100
Health Care Auth. for Baptist Health Series 2006 C, 3.53%, LOC Regions Bank of Alabama, VRDN (c)	9,400	9,400
Jefferson County Ltd. Oblig. School Warrants Series B, 3.64% (AMBAC Insured), VRDN (c)	16,800	16,800
Jefferson County Swr. Rev.:
Series 2002 C6, 3.64% (XL Cap. Assurance, Inc. Insured), VRDN (c)	12,200	12,200
Series 2003 B7, 3.64% (XL Cap. Assurance, Inc. Insured), VRDN (c)	15,200	15,200
Univ. of Alabama - Birmingham Participating VRDN Series PA 1413, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	19,670	19,670
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 529, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,500	2,500
		96,670
Alaska - 0.6%
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,615	4,615
Anchorage Gen. Oblig. Participating VRDN Series PT 2655, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,775	5,775
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 3.53% (Liquidity Facility Wachovia Bank NA) (c)(f)	3,095	3,095
Northern Tobacco Securitization Corp. Tobacco Settlement Rev. Participating VRDN Series MT 279, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,520	10,520
		24,005
Arizona - 2.5%
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Arizona State Univ. Revs. Participating VRDN: - continued
Series ROC II R174, 3.65% (Liquidity Facility Citibank NA) (c)(f)	$ 4,995	$ 4,995
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.67% (Liquidity Facility BNP Paribas SA) (c)(f)	3,000	3,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN:
Series MACN 05 L, 3.65% (Liquidity Facility Bank of America NA) (c)(f)	2,575	2,575
Series PA 1373, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	20,250	20,250
Series Putters 1374, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,745	6,745
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,200	1,200
Phoenix Indl. Dev. Auth. Cultural Facilities Rev. (Phoenix Art Museum Proj.) 3.61%, LOC Wells Fargo Bank NA, VRDN (c)	2,785	2,785
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.) 3.65%, LOC Branch Banking & Trust Co., VRDN (c)	4,400	4,400
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 14 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	7,600	7,600
Series EGL 06 22 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	12,070	12,070
Series EGL 06 93 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	24,790	24,790
Series MS 04 1227, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	1,900	1,900
Series PT 1512, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,000	1,000
Series ROC II R1003, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,930	3,930
Series 1997 A, 3.6% 3/2/07, CP	4,600	4,600
		104,840
California - 0.1%
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 3.66%, LOC Societe Generale, VRDN (c)	3,100	3,100
Colorado - 2.8%
Adams County Rev. Participating VRDN Series MS 1260, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	14,000	14,000
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	7,995	7,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Adventist Health Participating VRDN Series ROC 679 CE, 3.65% (Liquidity Facility Citibank NA) (c)(f)	$ 7,500	$ 7,500
Colorado Dept. of Trans. Rev. Participating VRDN Series ROC II R 4046, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,280	3,280
Colorado Health Participating VRDN Series MS 7023, 3.65% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	7,500	7,500
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	2,000	2,000
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series MT 23, 3.65% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	19,850	19,850
(Boulder Cmnty. Hosp. Proj.) Series 2000, 3.65%, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Colorado State Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,640	5,640
Denver City & County Arpt. Rev. Participating VRDN:
Series GS 06 63TP, 3.65% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	9,500	9,500
Series Putters 1054, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,260	5,260
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	4,895	4,895
Series PZ 112, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,545	12,545
Larimer County School District #R1, Poudre Participating VRDN Series ROC II R4535, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,775	2,775
Larimer Weld & Boulder Counties Participating VRDN Series PT 3317, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,205	4,205
Mesa County Valley School District #051, Grand Junction Participating VRDN Series Putters 684, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	1,985	1,985
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.67%, VRDN (c)	1,300	1,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN:
Series PT 2690, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 3,845	$ 3,845
Series Putters 862, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,035	4,035
		119,110
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.7%, VRDN (c)	3,500	3,500
Series 1999 A, 3.73%, VRDN (c)	3,000	3,000
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 3.65%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	3,570	3,570
		10,070
District Of Columbia - 0.4%
District of Colombia Ballpark Rev. Participating VRDN Series I-5, 3.65% (Liquidity Facility Royal Bank of Canada) (c)(f)	8,380	8,380
District of Columbia Gen. Oblig. Participating VRDN Series PT 2440, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,865	1,865
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 3.71% (AMBAC Insured), VRDN (c)	3,575	3,575
(American Psychological Assoc. Proj.) 3.66%, LOC Bank of America NA, VRDN (c)	1,200	1,200
(Defenders of Wildlife Proj.) 3.66%, LOC Bank of America NA, VRDN (c)	2,600	2,600
		17,620
Florida - 6.7%
Brevard Participating VRDN Series ROC 655 CE, 3.65% (Liquidity Facility Citibank NA) (c)(f)	9,720	9,720
Broward County Arpt. Sys. Rev. Participating VRDN Series PT 2415, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,250	5,250
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 3.66% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	13,000	13,000
Series EGL 01 905, 3.66% (Liquidity Facility Citibank NA) (c)(f)	10,200	10,200
Series PT 1223, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Lottery Rev. Participating VRDN Series PT 2036, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 8,080	$ 8,080
Florida Board of Ed. Pub. Ed. Participating VRDN:
Series EGL 7050054 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	18,840	18,840
Series ROC II R482, 3.65% (Liquidity Facility Citibank NA) (c)(f)	9,720	9,720
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series PT 3400, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,740	6,740
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series PZ 184, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,140	6,140
Florida Gen. Oblig. Participating VRDN Series PZ 130, 3.67% (Liquidity Facility Wells Fargo & Co.) (c)(f)	2,860	2,860
Florida Gulf Coast Univ. Fing. Corp. Cap. Impt. Rev. 3.61%, LOC Wachovia Bank NA, VRDN (c)	4,825	4,825
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 3.65% (Liquidity Facility Societe Generale) (c)(f)	2,910	2,910
Highlands County Health Facilities Auth. Rev.:
Participating VRDN Series Putters 1405, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,620	8,620
(Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 3.64%, VRDN (c)	2,700	2,700
Hillsborough County Indl. Dev. Participating VRDN Series PA 1410, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,335	6,335
Indian River County Hosp. District Hosp. Rev. Series 1985, 3.59%, LOC Wachovia Bank NA, VRDN (c)	2,700	2,700
Jacksonville Econ. Dev. Commission Healthcare Rev. Series B, 3.6%, LOC Fortis Banque SA, LOC JPMorgan Chase Bank, VRDN (c)	10,600	10,600
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 3.65% (Liquidity Facility Citibank NA) (c)(f)	1,695	1,695
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 805, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,470	5,470
Lake County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R 4087, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	18,405	18,405
Manatee County School District TAN 4% 10/11/07	11,600	11,639
Miami-Dade County Expressway Auth. Participating VRDN:
Series Putters 1339, 3.66% (Liquidity Facility Deutsche Postbank AG) (c)(f)	2,545	2,545
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Expressway Auth. Participating VRDN: - continued
Series ROC II R 9026, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	$ 10,365	$ 10,365
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 208, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,775	6,775
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 919, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,485	5,485
Orlando Utils. Commission Util. Sys. Rev. Participating VRDN Series Putters 1557, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,000	5,000
Palm Bay Util. Rev. Participating VRDN Series PT 3220, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,110	9,110
Palm Beach County Edl. Facilities Auth. (Atlantic College Proj.) Series 2001, 3.63%, LOC Bank of America NA, VRDN (c)	5,600	5,600
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) 3.62%, LOC Northern Trust Co., Chicago, VRDN (c)	6,300	6,300
(Planned Parenthood Proj.) 3.62%, LOC Northern Trust Co., Chicago, VRDN (c)	2,700	2,700
(Zoological Society of Palm Beach Proj.) 3.65%, LOC Northern Trust Co., Chicago, VRDN (c)	3,900	3,900
Panama City Beach Participating VRDN Series Solar 2006 129, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	9,100	9,100
Port of Saint Lucie Util. Rev. Participating VRDN Series PZ 91, 3.67% (Liquidity Facility BNP Paribas SA) (c)(f)	3,065	3,065
Saint Johns County Sales Tax Rev. Participating VRDN Series ROC II R 755 PB, 0% (Liquidity Facility Deutsche Postbank AG) (c)(f)	6,100	6,100
Santa Rosa County School Board Ctfs. of Prtn. Participating VRDN Series Putters 1293Z, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,245	5,245
Sunshine State Govt. Fing. Commission Rev. Series 1, 3.62% 3/2/07 (CIFG North America Insured) (AMBAC Insured), CP	14,780	14,780
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Univ. of North Florida Foundation, Inc. Rev. Series 1994, 3.64%, LOC Wachovia Bank NA, VRDN (c)	$ 2,200	$ 2,200
Volusia County Participating VRDN Series Solar 2006 124, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	7,200	7,200
		280,919
Georgia - 2.7%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN:
Series EGL 7053030 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	5,200	5,200
Series Putters 1690, 3.66% (Liquidity Facility Deutsche Postbank AG) (c)(f)	10,455	10,455
Atlanta Dev. Auth. Student Hsg. Rev. Participating VRDN Series Putters 145, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,475	9,475
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series Putters 513, 3.65% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)	9,950	9,950
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 3.76%, tender 6/1/07 (c)	12,300	12,304
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2000 A, 3.59%, LOC Gen. Elec. Cap. Corp., VRDN (c)	7,000	7,000
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) 3.65%, LOC Branch Banking & Trust Co., VRDN (c)	5,000	5,000
Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Proj.) Series 85A, 3.58% tender 2/1/07, LOC JPMorgan Chase Bank, CP mode	16,050	16,050
Main Street Natural Gas, Inc. Participating VRDN:
Putters Merlots 07 C6, 3.54% (Liquidity Facility Bank of New York, New York) (c)(f)	13,600	13,600
Series Putters 1672, 3.68% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,425	5,425
Metropolitan Atlanta Rapid Transit Series 04A, 3.55% 3/12/07, LOC Dexia Cr. Local de France, CP	12,500	12,500
Washington Wilkes Payroll Dev. Auth. Rev. Participating VRDN Series Putters 1389 3.67% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,600	5,600
		112,559
Hawaii - 0.1%
Hawaii Gen. Oblig. Participating VRDN Series PT 2301, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,280	3,280
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - 11.6%
Chicago Board of Ed. Participating VRDN:
Series PT 3569, 3.65% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	$ 3,655	$ 3,655
Series PZ 60, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,370	4,370
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 3.68% (Liquidity Facility Citibank NA) (c)(f)	2,500	2,500
Series PT 2360, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,495	5,495
Series PT 2361, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,740	1,740
Series Putters 1277, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,980	9,980
Series Solar 06 38, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	2,500	2,500
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Floaters 06 48, 3.65% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	10,785	10,785
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series MS 1284, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	5,175	5,175
Chicago O'Hare Intl. Arpt. Rev. Participating VRDN Series MSTC 7016 Class A, 3.54% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	15,645	15,645
Chicago Sales Tax Rev. 3.53% (FGIC Insured), VRDN (c)	3,500	3,500
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 3.66% (Liquidity Facility Citibank NA) (c)(f)	10,005	10,005
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PZ 118, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,200	3,200
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.53% (Liquidity Facility Wachovia Bank NA) (c)(f)	18,785	18,785
Series Merlots 97 V, 3.53% (Liquidity Facility Wachovia Bank NA) (c)(f)	1,285	1,285
Cook County Gen. Oblig.:
Participating VRDN:
Series EGL 01 1302, 3.66% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	1,200	1,200
Series PA 591, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,305	5,305
Series ROC II RR 2063, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,785	2,785
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig.: - continued
Series 2004 E, 3.61% (Liquidity Facility DEPFA BANK PLC), VRDN (c)	$ 13,000	$ 13,000
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 3.53% (Liquidity Facility Wachovia Bank NA) (c)(f)	9,740	9,740
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series MS 1088, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	6,390	6,390
Illinois Dev. Fin. Auth. Retirement Participating VRDN:
Series PZ 181, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,450	8,450
3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,350	1,350
Illinois Dev. Fin. Auth. Rev.:
(Aurora Central Catholic High School Proj.) Series 1994, 3.77%, LOC Allied Irish Banks PLC, VRDN (c)	1,000	1,000
(Palos Cmnty. Hosp. Proj.) 3.64% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	5,000	5,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN:
Series EGL 03 60 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	4,690	4,690
Series EGL 06 95 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	10,395	10,395
Series PA 896R, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,135	4,135
(ACI Cultural Pooled Fing. Prog.) 3.55%, LOC JPMorgan Chase Bank, VRDN (c)	4,700	4,700
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series MS 06 1489, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	4,065	4,065
Series PT 3029, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,800	7,800
(Chicago Historical Society Proj.) 3.67%, LOC JPMorgan Chase Bank, VRDN (c)	2,300	2,300
(Illinois College Proj.) 3.63%, LOC U.S. Bank NA, Minnesota, VRDN (c)	10,000	10,000
(Mercy Alliance, Inc. Proj.) 3.63%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	7,000	7,000
Illinois Fin. Auth. Student Hsg. Rev. Series A, 3.68%, LOC Banco Santander Central Hispano SA, VRDN (c)	5,325	5,325
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
Participating VRDN:
Series MACN 06 L, 3.65% (Liquidity Facility Bank of America NA) (c)(f)	$ 3,490	$ 3,490
Series MS 98 143, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	1,500	1,500
Series PT 2131, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,680	7,680
Series Putters 133, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	4,330	4,330
Series Putters 409, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,745	5,745
Series Putters 679, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	2,920	2,920
Series ROC II R4536, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,395	5,395
RAN 4.25% 6/7/07	70,000	70,143
Illinois Health Facilities Auth. Rev. (Rehabilitation Inst. of Chicago Proj.) Series 1997, 3.67%, LOC Bank of America NA, VRDN (c)	14,400	14,400
Illinois Muni. Elec. Agcy. Pwr. Supply Participating VRDN Series Putters 1368, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,325	6,325
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.69% (Liquidity Facility Bank of America NA) (c)(f)	2,000	2,000
Series BA 04 A, 3.65% (Liquidity Facility Bank of America NA) (c)(f)	3,330	3,330
Series EGL 01 1306, 3.66% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	1,600	1,600
Series Merlots 01 A86, 3.53% (Liquidity Facility Wachovia Bank NA) (c)(f)	6,110	6,110
Series Merlots 02 A24, 3.53% (Liquidity Facility Bank of New York, New York) (c)(f)	4,935	4,935
Series PT 2398, 3.65% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	7,700	7,700
Series SGB 19, 3.65% (Liquidity Facility Societe Generale) (c)(f)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN Series PT 1929, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,940	3,940
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series Putters 1354, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,690	6,690
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN: - continued
Series ROC II R 606PB, 3.66% (Liquidity Facility Deutsche Postbank AG) (c)(f)	$ 6,175	$ 6,175
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,240	3,240
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	1,101	1,101
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 4.01%, LOC LaSalle Bank NA, VRDN (c)	3,375	3,375
McHenry County Cmnty. School District #200 Participating VRDN Series Putters 1362, 3.67% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,600	2,600
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series Floaters 06 28Z, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	6,420	6,420
Series GS 06 6Z, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	2,555	2,555
Series GS 06 9Z, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	12,845	12,845
Series PA 1058, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,350	1,350
Series Putters 1508, 3.67% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,900	4,900
Series TOC 06 Z8, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	6,450	6,450
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 6, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,880	3,880
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC 1076, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,045	6,045
Schaumburg Village Gen. Oblig. Participating VRDN Series EGL 04 45 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Springfield Elec. Rev. Participating VRDN Series Putters 1314, 3.66% (Liquidity Facility Deutsche Postbank AG) (c)(f)	7,695	7,695
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series EGL 06 124, 3.66% (Liquidity Facility Citibank NA) (c)(f)	14,300	14,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN: - continued
Series Merlots 01 A105, 3.53% (Liquidity Facility Wachovia Bank NA) (c)(f)	$ 3,055	$ 3,055
Series PT 2620, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,160	5,160
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series ROC II R4031, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,560	2,560
Will County Cmnty. Unit School District #365, Valley View Participating VRDN:
Series PZ 47, 3.67% (Liquidity Facility BNP Paribas SA) (c)(f)	9,000	9,000
Series PZ 81, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,665	3,665
Will County School District #122 Participating VRDN Series PZ 48, 3.67% (Liquidity Facility BNP Paribas SA) (c)(f)	3,595	3,595
Winnebago County Rev. (The Mill Proj.) Series 1996, 3.74%, LOC JPMorgan Chase Bank, VRDN (c)	2,640	2,640
		488,089
Indiana - 3.1%
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series Putters 908, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	3,990	3,990
Ctr. Grove School Bldg. Corp. Participating VRDN Series Putters 727, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,715	6,715
Elkhart County Gen. Oblig. Participating VRDN Series Putters 553, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	2,135	2,135
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,500	5,500
Indiana Bond Bank:
Participating VRDN Series ROC II R2079, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,410	2,410
RAN 4.25% 1/31/08, LOC Bank of New York, New York (b)	8,100	8,147
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series B, 3.64%, LOC JPMorgan Chase Bank, VRDN (c)	4,425	4,425
Indiana Fin. Auth. Rev. Participating VRDN Series ROC II R6072, 3.65% (Liquidity Facility Citibank NA) (c)(f)	5,295	5,295
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series DB 114, 3.65% (Liquidity Facility Deutsche Bank AG) (c)(f)	6,340	6,340
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Participating VRDN: - continued
Series Merlots B21, 3.53% (Liquidity Facility Wachovia Bank NA) (c)(f)	$ 4,130	$ 4,130
Series MS 853, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	2,000	2,000
Series PT 2189, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,940	2,940
Series PT 3610, 3.65% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	28,685	28,685
Indianapolis Thermal Energy Sys. Participating VRDN Series Putters 700, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	9,910	9,910
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 3.53% (Liquidity Facility Bank of New York, New York) (c)(f)	6,590	6,590
North Daviess School Bldg. Corp. Participating VRDN Series ROC II R2203, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,575	6,575
Northwest Allen School Bldg. Corp. Participating VRDN Series PT 2610, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,780	9,780
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 3.9%, LOC U.S. Bank NA, Minnesota, VRDN (c)	6,000	6,000
White County Hosp. Rent Rev. 3.63%, LOC Regions Bank of Alabama, VRDN (c)	7,900	7,900
		129,467
Iowa - 0.1%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,330	3,330
Kansas - 0.7%
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 3.64% (Liquidity Facility Societe Generale) (c)(f)	3,000	3,000
Wichita Hosp. Rev. Participating VRDN Series MT 170, 3.43% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	19,695	19,695
Wichita Wtr. & Swr. Util. Rev. Participating VRDN Series Putters 1136, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	3,010	3,010
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series Putters 595, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	3,480	3,480
		29,185
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - 0.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. (Baptist Health Care Proj.) Series B, 3.52% (MBIA Insured), VRDN (c)	$ 4,900	$ 4,900
Louisville & Jefferson Co. Participating VRDN Series PA 1416, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,000	5,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	9,525	9,525
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.59% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	1,200	1,200
		20,625
Louisiana - 2.3%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,980	11,980
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series MS 06 1307, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	11,700	11,700
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 3035, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,765	5,765
Series Stars 162, 3.65% (Liquidity Facility BNP Paribas SA) (c)(f)	11,480	11,480
Louisiana Gen. Oblig.:
Bonds Series MT 158, 3.63%, tender 3/15/07 (Liquidity Facility BNP Paribas SA) (c)(f)(g)	2,000	2,000
Participating VRDN:
Series Merlot 06 C4, 3.53% (Liquidity Facility Bank of New York, New York) (c)(f)	5,600	5,600
Series MT 190, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	6,275	6,275
Louisiana St. Univ. Participating VRDN Series Solar 06 115, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	18,475	18,475
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Participating VRDN Series Putters 1349, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,335	6,335
St. Tammany Parish Sales Participating VRDN Series PT 3633, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,895	10,895
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Proj.) Series 91, 3.7% tender 2/8/07, CP mode	8,400	8,400
		98,905
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.3%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	$ 8,060	$ 8,060
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 00 1901 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Series Putters 546, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,835	2,835
		13,895
Maryland - 1.1%
Baltimore County Poll. Cont. Rev. Bonds 3.7% tender 2/1/07, LOC Wachovia Bank NA, CP mode	5,500	5,500
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Bonds Series Q, 3.59% 12/14/07	10,000	10,000
Maryland Dept. of Trans. Consolidated Trans. Rev. Participating VRDN Series PA 1259, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,300	3,300
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series MS 06 1310, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	7,600	7,600
Montgomery County Gen. Oblig. Series 02, 3.65% 3/6/07, CP	20,000	20,000
		46,400
Michigan - 4.2%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 3.66%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	9,000	9,000
Detroit City School District Participating VRDN Series PT 3559, 3.65% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	7,435	7,435
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Series Merlots 01 A103, 3.53% (Liquidity Facility Bank of New York, New York) (c)(f)	1,200	1,200
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Putters 200, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,270	1,270
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,990	1,990
Kent County Bldg. Auth. Participating VRDN Series PT 3243, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,895	5,895
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev.:
Participating VRDN:
Series MS 907, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	$ 4,948	$ 4,948
Series Stars 101, 3.64% (Liquidity Facility BNP Paribas SA) (c)(f)	7,510	7,510
(Facilities Prog.) Series 2005 IIA, 3.6%, LOC DEPFA BANK PLC, VRDN (c)	4,200	4,200
Michigan Gen. Oblig. TAN 4.25% 9/28/07, LOC DEPFA BANK PLC	78,600	78,930
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Participating VRDN Series PT 732, 3.65% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	7,700	7,700
(Health Care Equip. Ln. Prog.):
Series B, 3.54%, LOC LaSalle Bank Midwest NA, VRDN (c)	800	800
3.54%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	11,500	11,500
(Munising Memorial Hosp. Assoc. Proj.) 3.66%, LOC Banco Santander Central Hispano SA, VRDN (c)	6,400	6,400
Michigan Muni. Bond Auth. Rev.:
Bonds Series MT 287, 3.62%, tender 4/5/07 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(g)	9,090	9,090
RAN Series B2, 4.5% 8/20/07, LOC Bank of Nova Scotia, New York Agcy.	10,300	10,345
Michigan Strategic Fund Ltd. Oblig. Rev. (Dow Chemical Co. Proj.) 3.62%, VRDN (c)	7,300	7,300
		179,513
Minnesota - 1.1%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 120, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,940	3,940
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series GS 07 1G, 3.66% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	6,295	6,295
Series Merlots 00 ZZ, 3.53% (Liquidity Facility Wachovia Bank NA) (c)(f)	1,840	1,840
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	3,100	3,100
Series MS 1461, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	6,400	6,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Higher Ed. Facilities Auth. Rev. (Gustavus Adolphus College Proj.) 3.64%, LOC Allied Irish Banks PLC, VRDN (c)	$ 7,600	$ 7,600
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 3.66%, LOC Fannie Mae, VRDN (c)	2,350	2,350
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 3.65% (Liquidity Facility Citibank NA) (c)(f)	5,115	5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 3.65% (Liquidity Facility Citibank NA) (c)(f)	7,080	7,080
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series PZ 77, 3.67% (Liquidity Facility BNP Paribas SA) (c)(f)	3,305	3,305
		47,025
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig. Series A, 3.8% 3/19/07, LOC BNP Paribas SA, CP	15,000	15,000
Missouri - 1.1%
Howard Bend Levee District Participating VRDN Series PT 3338, 3.65% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	5,500	5,500
Jackson County Spl. Oblig. Participating VRDN Series ROC II R 9013, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,645	4,645
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series Floaters 06 1433, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	5,306	5,306
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 3.66% (Liquidity Facility Citibank NA) (c)(f)	6,000	6,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group Proj.) Series 2001 A, 3.78%, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,700	3,700
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	2,700	2,700
Springfield Pub. Util. Rev. Participating VRDN Series Munitops 06 72, 3.65% (Liquidity Facility ABN-AMRO Bank NV) (c)(f)	17,150	17,150
		45,001
Nebraska - 0.6%
Nebraska Pub. Pwr. District Rev. Bonds Series A, 5.25% 1/1/10 (Pre-Refunded to 1/1/08 @ 101) (e)	5,000	5,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 3.66% (Liquidity Facility Citibank NA) (c)(f)	$ 2,000	$ 2,000
Series EGL 04 9 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	2,560	2,560
Omaha Pub. Pwr. District Participating VRDN Series LB 06 P114, 3.58% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	11,540	11,540
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series MS 1289, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	5,100	5,100
		26,320
Nevada - 1.7%
Clark County Gen. Oblig. Participating VRDN Series Putters 1309, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,650	5,650
Las Vegas Gen. Oblig. Participating VRDN Series Solar 06 83, 3.65% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	8,305	8,305
Las Vegas New Convention & Visitors Auth. Rev. Participating VRDN Series Putters 802, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,155	4,155
Nevada Gen. Oblig. Participating VRDN:
Series PT 3091, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,245	5,245
Series PT 3522, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,885	8,885
Series PZ 142, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,630	12,630
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series Putters 1134, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,270	5,270
Reno Sales Tax Rev. Participating VRDN:
Series GS 06 3G, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	5,825	5,825
Series GS 06 5GZ, 3.7% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	14,522	14,522
		70,487
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Monadnock Cmnty. Hosp. Proj.) 3.64%, LOC SunTrust Banks, Inc., VRDN (c)	7,495	7,495
New Jersey - 1.7%
New Jersey Gen. Oblig. TRAN 4.5% 6/22/07	40,100	40,253
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 613, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 16,000	$ 16,000
Series PA 614, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,825	3,825
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PZ 111, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	210	210
Series PZ 116, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	13,260	13,260
		73,548
New Mexico - 0.3%
Roswell Student Hsg. Rev. (Roswell LLC Proj.) Series 2006 A. 3.64%, LOC Banco Santander Central Hispano SA, VRDN (c)	11,710	11,710
New York - 3.5%
Liberty Dev. Corp. Rev. Participating VRDN 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	14,920	14,920
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN Series PA 1273, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,750	3,750
Metropolitan Trans. Auth. Rev. Participating VRDN:
Series PT 1972, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,000	5,000
Series ROC II R 716CE, 3.65% (Liquidity Facility Citibank NA) (c)(f)	40,000	40,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN Series PT 1967, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,375	6,375
New York City Gen. Oblig. Participating VRDN Series PT 3844, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,900	10,900
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 15 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	25,175	25,175
Series EGL 04 33 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	8,500	8,500
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MS 00 368, 3.63% (Liquidity Facility Morgan Stanley) (c)(f)	1,460	1,460
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Transitional Fin. Auth. Rev. Participating VRDN Series MSDW 00 319, 3.63% (Liquidity Facility Morgan Stanley) (c)(f)	$ 3,760	$ 3,760
Rockland County Gen. Oblig. BAN 4% 12/20/07	10,500	10,539
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6024 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	13,690	13,690
Series PT 1092, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,450	2,450
		146,519
Non State Specific - 0.3%
Multistate Puttable Floating Option Tax Receipts Participating VRDN Series PZP 017, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,360	3,360
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 015, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,000	10,000
		13,360
North Carolina - 2.2%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Participating VRDN Series MS 1272, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	6,855	6,855
Forsyth County Ctfs. of Prtn. Participating VRDN Series ROC II R7529, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	10,790	10,790
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series A, 3.65%, LOC Branch Banking & Trust Co., VRDN (c)	7,775	7,775
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 3.65%, LOC Branch Banking & Trust Co., VRDN (c)	5,610	5,610
3.65%, LOC Branch Banking & Trust Co., VRDN (c)	10,000	10,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series MS 06 1338, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	7,667	7,667
Series ROC RR II 9048, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	7,200	7,200
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	7,175	7,175
North Carolina Gen. Oblig. Participating VRDN Series ROC II R 597, 3.65% (Liquidity Facility Citibank NA) (c)(f)	3,495	3,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds Series 1999 B, 6.375% 1/1/08	$ 7,000	$ 7,170
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC 645, 3.65% (Liquidity Facility Citibank NA) (c)(f)	6,400	6,400
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	7,700	7,700
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, 3.55% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	5,975	5,975
		93,812
Ohio - 1.5%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 3.65%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	3,620	3,620
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 3.78%, VRDN (c)	14,000	14,000
Subseries B3, 3.78%, VRDN (c)	2,100	2,100
Delaware Gen. Oblig. BAN 4% 12/13/07	5,000	5,017
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 3.72%, VRDN (c)	3,400	3,400
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	12,505	12,505
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN Series EGL 7053020 Class A, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,000	3,000
(Pooled Fing. Prog.):
Series 2003 B, 3.63%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	5,000	5,000
Series 2004 B, 3.63%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	5,100	5,100
Series 2006 A, 3.63%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	8,000	8,000
(The College of Mount Saint Joseph Proj.) 3.64%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	3,060	3,060
		64,802
Oklahoma - 1.2%
Oklahoma Cap. Impt. Auth. Facilities Participating VRDN Series MS 1389, 3.65% (AMBAC Insured) (Liquidity Facility Morgan Stanley) (c)(f)	17,404	17,404
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.63% (AMBAC Insured), VRDN (c)	$ 13,400	$ 13,400
Tulsa County Indl. Auth. Health Care Rev. Participating VRDN Series PA 1431, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	20,570	20,570
		51,374
Oregon - 1.3%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,900	4,900
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.) Series 2004 A, 3.5%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (c)	31,300	31,300
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.65% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	4,300	4,300
Portland Swr. Sys. Rev. Participating VRDN Series PT 2435, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,960	5,960
Portland Urban Renewal & Redev. Participating VRDN Series PT 3287, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,495	7,495
		53,955
Pennsylvania - 5.1%
Adams County Indl. Dev. Auth. Rev. (Gettysburg Foundation Proj.) Series A, 3.66%, LOC Manufacturers & Traders Trust Co., VRDN (c)	9,700	9,700
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Putters 1281, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	4,150	4,150
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	2,600	2,600
(UPMC Health Sys. Proj.) Series 2002 C, 3.63%, LOC Comerica Bank, Detroit, VRDN (c)	2,695	2,695
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Cmntys. Proj.) Series 2003, 3.63%, LOC Allied Irish Banks PLC, VRDN (c)	4,895	4,895
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	2,400	2,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series Merlots 06 F2, 3.53% (Liquidity Facility Bank of New York, New York) (c)(f)	$ 59,300	$ 59,300
Middletown Area School District Gen. Oblig. 3.63% (FSA Insured), VRDN (c)	13,700	13,700
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Gaudenzia Foundation, Inc. Prog.) 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	3,290	3,290
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 3.64%, LOC Unicredito Italiano Spa, VRDN (c)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 1271, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,925	2,925
(King's College Proj.) Series 2001 H6, 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	4,800	4,800
(Messiah College Proj.) Series 2001 14, 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	900	900
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 06 1479, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	4,670	4,670
Series MS 958, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	1,600	1,600
Series Putters 371Z, 3.67% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,900	3,900
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series AAB 04-9, 3.65%, tender 2/7/07 (Liquidity Facility ABN-AMRO Bank NV) (c)(f)	9,900	9,900
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	5,330	5,330
TRAN 4.5% 6/29/07	8,800	8,825
Philadelphia School District Bonds Series PT 2793, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (c)(f)(g)	6,965	6,965
Pittsburgh Gen. Oblig. Participating VRDN Series Putters 1367T, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,190	6,190
Scranton-Lackawanna Health & Welfare Auth. Rev. 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	18,500	18,500
State Pub. School Bldg. Auth. Participating VRDN Series MS 06 1552, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	9,000	9,000
Temple Univ. of the Commonwealth Sys. of Higher Ed. RAN 5% 4/26/07	12,900	12,938
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series Putters 1228, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 3,100	$ 3,100
Wilkes Barre Gen. Oblig. Series 2004 B, 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	9,740	9,740
		216,513
Rhode Island - 0.3%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2004 A, 3.48% (MBIA Insured), VRDN (c)	11,200	11,200
South Carolina - 1.8%
Berkeley County School District Participating VRDN Series MSCO 01 656, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	5,500	5,500
Greenville County School District Installment Purp. Rev. Participating VRDN:
Series Floaters 43 TP, 3.65% (Liquidity Facility Wells Fargo & Co.) (c)(f)	9,615	9,615
Series PT 3393, 3.65% (Liquidity Facility Dexia Cr. Local de France) (c)(f)	15,905	15,905
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 3.53% (Liquidity Facility Bank of New York, New York) (c)(f)	3,750	3,750
Horry County School District Participating VRDN Series PT 2033, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,695	3,695
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.83%, VRDN (c)	2,700	2,700
South Carolina Gen. Oblig. School Facilities Participating VRDN:
Series Putters PZ 150, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,610	5,610
Series ROC 692W, 3.66% (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,090	4,090
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 3.66%, LOC Bank of America NA, VRDN (c)	6,600	6,600
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series PT 1877, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,715	3,715
Series PT 3460, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,985	9,985
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. Participating VRDN: - continued
Series Putters 1094, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 2,845	$ 2,845
York County Poll. Cont. Rev. Bonds (Duke Energy Co. Proj.) 3.73% tender 2/1/07, CP mode	3,200	3,200
		77,210
Tennessee - 1.5%
Knoxville Waste Wtr. Sys. Rev. Participating VRDN Series ROC II R 9010, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,510	5,510
Memphis Elec. Sys. Rev. Participating VRDN Series MS 1031, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	5,845	5,845
Memphis Gen. Oblig. 3.62% 3/7/07 (Liquidity Facility WestLB AG), CP	18,000	18,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. Participating VRDN Series Putters 1316, 3.67% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	9,695	9,695
Metropolitan Govt. Nashville & Davidson County Indl. Rev. (Ridgelake Apts. Proj.) 3.63%, LOC Freddie Mac, VRDN (c)	17,029	17,029
Rutherford County Gen. Oblig. Participating VRDN Series Putters 643, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,985	1,985
Sullivan County Health, Edl. & Hosp. Board Hosp. Rev. Participating VRDN Series LB 06 F6, 3.6% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	5,400	5,400
		63,464
Texas - 17.2%
Aldine Independent School District Participating VRDN Series Putters 827, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,920	2,920
Arlington Spl. Oblig. Series B, 3.67% (MBIA Insured), VRDN (c)	11,700	11,700
Austin Elec. Util. Sys. Rev. Participating VRDN Series MS 1364, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	11,710	11,710
Bastrop Independent School District Participating VRDN Series ROC II R492, 3.65% (Liquidity Facility Citibank NA) (c)(f)	8,150	8,150
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN:
Series Putters 517, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	13,345	13,345
Series ROC II R 7517, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,130	5,130
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Boerne Independent School District Participating VRDN Series Putters 626, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	$ 3,175	$ 3,175
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 3.83%, VRDN (c)	2,600	2,600
Brownsville Util. Sys. Rev. Participating VRDN Series DB 175, 3.65% (Liquidity Facility Deutsche Bank AG) (c)(f)	10,715	10,715
Corsicana Independent School District Participating VRDN Series DB 111, 3.65% (Liquidity Facility Deutsche Bank AG) (c)(f)	5,085	5,085
Crowley Independent School District Participating VRDN Series PT 3039, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,080	7,080
Dallas Independent School District Participating VRDN:
Series PT 2210, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,275	7,275
Series ROC II R6069, 3.65% (Liquidity Facility Citibank NA) (c)(f)	3,470	3,470
Denton County Lewisville Independent School District Participating VRDN Series SGA 134, 3.53% (Liquidity Facility Societe Generale) (c)(f)	1,290	1,290
Denton Independent School District Participating VRDN Series MS 451, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	4,015	4,015
El Paso Gen. Oblig. Participating VRDN Series Putters 1042, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	3,595	3,595
Fort Bend County Gen. Oblig. Participating VRDN Series Putters 1326, 3.66% (Liquidity Facility Deutsche Postbank AG) (c)(f)	2,775	2,775
Galena Park Independent School District Participating VRDN Series SG 154, 3.64% (Liquidity Facility Societe Generale) (c)(f)	11,065	11,065
Garland Independent School District Participating VRDN Series ROC II R2213, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,335	5,335
Granbury Independent School District Participating VRDN:
Series PT 3080, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,635	7,635
Series SG 129, 3.65% (Liquidity Facility Societe Generale) (c)(f)	4,815	4,815
Harlandale Independent School District Participating VRDN Series Putters 524, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,690	2,690
Harris County Flood Cont. District Participating VRDN Series EGL 06 0165, 3.66% (Liquidity Facility Citibank NA) (c)(f)	33,300	33,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig. Participating VRDN:
Series PT 1623, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 5,940	$ 5,940
Series Putters 1099, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,800	2,800
Series Putters 505, 3.65% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)	10,540	10,540
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series LB 05 L15, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	5,000	5,000
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 3.68% (MBIA Insured), VRDN (c)	3,300	3,300
Harrison County Health Facilities Dev. Corp. Rev. (Marshall Reg'l. Med. Ctr. Proj.) 3.64%, LOC Regions Bank of Alabama, VRDN (c)	5,900	5,900
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,505	3,505
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	6,600	6,600
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 3.63%, LOC KBC Bank NV, VRDN (c)	6,500	6,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 3.66% (Liquidity Facility Citibank NA) (c)(f)	9,000	9,000
Series SG 149, 3.64% (Liquidity Facility Societe Generale) (c)(f)	17,500	17,500
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,460	5,460
Series ROC II 2084, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,220	5,220
Houston Gen. Oblig. Participating VRDN:
Series PT 3455, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,140	7,140
Series PT 969, 3.65% (Liquidity Facility DEPFA BANK PLC) (c)(f)	8,200	8,200
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series SG 139, 3.65% (Liquidity Facility Societe Generale) (c)(f)	3,100	3,100
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	1,500	1,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.:
Participating VRDN:
Series PT 2243, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 7,085	$ 7,085
Series PT 3229, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,310	5,310
Series Putters 527, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,130	3,130
Series A, 3.65% 3/9/07 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	19,000	19,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series GS 06 37TPZ, 3.67% (Liquidity Facility Wells Fargo & Co.) (c)(f)	6,210	6,210
Series Merlots 02 A16, 3.53% (Liquidity Facility Wachovia Bank NA) (c)(f)	2,285	2,285
Series Putters 1688, 3.67% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,125	4,125
Series SG 120, 3.65% (Liquidity Facility Societe Generale) (c)(f)	11,600	11,600
Hunt Memorial Hosp. District Rev. Series 1998, 3.66% (FSA Insured), VRDN (c)	4,165	4,165
Hutto Independent School District Participating VRDN Series ROC II R434, 3.65% (Liquidity Facility Citibank NA) (c)(f)	4,200	4,200
Irving Independent School District Participating VRDN Series 2006 274 Class A, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	9,585	9,585
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN:
Series MS 1082, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	4,648	4,648
Series PT 1818, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,240	4,240
Mansfield Independent School District Participating VRDN Series Putters 704, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	1,990	1,990
McAllen Independent School District Participating VRDN Series PT 3082, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,780	11,780
Midlothian Independent School District Participating VRDN Series PT 3081, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,720	5,720
Montgomery County Gen. Oblig. Participating VRDN Series ROC II R 7037, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,885	3,885
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
New Caney Independent School District Participating VRDN Series MS 1286, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	$ 9,530	$ 9,530
North East Texas Independent School District Participating VRDN Series MS 06 1333, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	5,755	5,755
Northside Independent School District Participating VRDN Series PT 2329, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,620	4,620
Nueces River Auth. Wtr. Supply Rev. Participating VRDN:
Series PT 3190, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,690	5,690
Series Putters 1412, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,945	2,945
Pearland Independent School District Participating VRDN Series SG 106, 3.65% (Liquidity Facility Societe Generale) (c)(f)	1,100	1,100
Plano Independent School District Participating VRDN Series SGA 128, 3.53% (Liquidity Facility Societe Generale) (c)(f)	1,680	1,680
Port Houston Auth. Harris County Participating VRDN Series PT 3531, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,325	11,325
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3.65% (Liquidity Facility Societe Generale) (c)(f)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 3.53% (Liquidity Facility Societe Generale) (c)(f)	7,070	7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II R2135, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,580	6,580
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series MS 00 469, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	9,995	9,995
Series SG 101, 3.65% (Liquidity Facility Societe Generale) (c)(f)	2,700	2,700
Series SG 104, 3.65% (Liquidity Facility Societe Generale) (c)(f)	12,250	12,250
Series SG 105, 3.65% (Liquidity Facility Societe Generale) (c)(f)	11,700	11,700
3.54% (Liquidity Facility Bank of America NA), VRDN (c)	20,275	20,275
San Antonio Gen. Oblig. Participating VRDN Series Putters PZ 146, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,165	6,165
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Independent School District Bonds Series AAB 01 28, 3.66%, tender 2/7/07 (Liquidity Facility ABN-AMRO Bank NV) (c)(f)	$ 1,400	$ 1,400
San Antonio Muni. Drainage Util. Sys. Rev. Participating VRDN Series ROC II R553, 3.65% (Liquidity Facility Citibank NA) (c)(f)	5,190	5,190
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 3.53% (Liquidity Facility Wachovia Bank NA) (c)(f)	1,000	1,000
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 3.66% (Liquidity Facility Citibank NA) (c)(f)	5,805	5,805
Series ROC II R2222, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,140	4,140
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Academy Proj.) 3.66%, LOC Bank of America NA, VRDN (c)	2,600	2,600
Sunnyvale School District Participating VRDN Series Putters 619, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,560	5,560
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN:
Series PT 3428, 3.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,355	10,355
Series PT 976, 3.65% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	7,995	7,995
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,440	1,440
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 26 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	4,800	4,800
Series EGL 06 0125, 3.66% (Liquidity Facility Citibank NA) (c)(f)	17,900	17,900
Series GS 06 92TP, 3.65% (Liquidity Facility DEPFA BANK PLC) (c)(f)	8,050	8,050
Series LB 05 K15, 3.58% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	8,000	8,000
Series MACN 05 I, 3.65% (Liquidity Facility Bank of America NA) (c)(f)	9,390	9,390
Series PT 3489, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	13,580	13,580
Series Putters 1024, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,935	8,935
TRAN 4.5% 8/31/07	58,700	59,008
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series Putters 1330, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 2,425	$ 2,425
Series Putters 1331, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,005	3,005
Texas Trans. Mobility Fund Participating VRDN Series ROC 4083, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,500	6,500
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 3.94%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(g)	6,545	6,545
Univ. of Texas Univ. Revs. Participating VRDN Series Putters 1646, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,100	6,100
Ysleta Independent School District Participating VRDN:
Series Putters 1039, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	6,000	6,000
Series ROC II R 7041, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	12,770	12,770
		724,156
Utah - 1.3%
Central Utah Wtr. Conservancy District Wtr. Conservancy Rev. Participating VRDN Series ROC II R2202, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,505	8,505
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Participating VRDN:
Series EGL 96 C4402 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	5,665	5,665
Series MS 175, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	16,495	16,495
Series 97B, 3.62% 3/12/07 (Liquidity Facility Bank of Nova Scotia), CP	8,000	8,000
Saint George Elec. Rev. Participating VRDN Series Putters 917, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,590	5,590
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,260	6,260
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,130	5,130
		55,645
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - 1.9%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.69% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	$ 1,300	$ 1,300
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 3.51%, LOC SunTrust Banks, Inc., VRDN (c)	200	200
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN Series EGL 06 91 Class A, 3.66% (Liquidity Facility Citibank NA) (c)(f)	14,700	14,700
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. Pwr. Co. Proj.) Series 84:
3.82% tender 2/8/07, CP mode	1,000	1,000
3.88% tender 2/14/07, CP mode	4,000	4,000
3.88% tender 2/23/07, CP mode	4,000	4,000
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 3.54%, VRDN (c)	25,575	25,575
Tobacco Settlement Fing. Corp. Participating VRDN Series PA 1303, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,350	11,350
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	2,300	2,300
Series Putters PZ 145, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,015	6,015
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 1997A, 5.6% 8/1/14 (Pre-Refunded to 8/1/07 @ 101) (e)	8,860	9,033
		79,473
Washington - 3.6%
Central Washington Univ. Sys. Rev. Participating VRDN Series ROC II R 2121, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,320	8,320
Energy Northwest Elec. Rev. Participating VRDN:
Series EGL 06 65 Class A, 3.66% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	12,900	12,900
Series PT 734, 3.65% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	7,000	7,000
Series ROC II R152, 3.65% (Liquidity Facility Citibank NA) (c)(f)	2,230	2,230
Series ROC II R3012, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	9,660	9,660
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,280	5,280
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Rural Library District Participating VRDN Series Putters 1015, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 5,630	$ 5,630
King County School District #401 Highline Pub. Schools Participating VRDN Series Putters 526, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,955	3,955
King County Swr. Rev. Participating VRDN:
Series MS 01 554, 3.65% (Liquidity Facility Morgan Stanley) (c)(f)	5,000	5,000
Series PT 3466, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,000	4,000
Lewis County Pub. Util. District #1 Participating VRDN Series ROC RR II R4026, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	6,320	6,320
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 A, 3.55%, LOC Bank of America NA, VRDN (c)	2,325	2,325
Redmond Cmnty. Properties Lease Participating VRDN Series MT 269, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,445	3,445
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,940	4,940
Snohomish County Pub. Util. District #1 Elec. Rev. Participating VRDN Series ROC II R6055, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	7,405	7,405
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Participating VRDN Series ROC II R2041, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	3,930	3,930
Washington Gen. Oblig. Participating VRDN:
Series PT 2095, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,980	1,980
Series Putters 1199, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,615	3,615
Series Putters 1296, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,905	4,905
Series Putters 509, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,470	5,470
Series ROC II R 759 PB, 0% (Liquidity Facility Deutsche Postbank AG) (c)(f)	8,055	8,055
Washington Gen. Oblig. Participating VRDN Series Solar 06 9, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(f)	11,175	11,175
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev. Participating VRDN Series LB 05 L1, 3.55% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	$ 21,520	$ 21,520
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 3.66%, LOC Bank of America NA, VRDN (c)	2,200	2,200
		151,260
West Virginia - 0.3%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 3.81%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	3,950	3,950
West Virginia Univ. Revs. Participating VRDN:
Series Putters 698, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	2,375	2,375
Series ROC II R4067, 3.65% (Liquidity Facility Citigroup, Inc.) (c)(f)	7,005	7,005
		13,330
Wisconsin - 1.9%
Badger Tobacco Asset Securitization Corp. Participating VRDN Series PA 1361, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,110	3,110
Central Brown County Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series PT 3071, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,710	6,710
Wisconsin Gen. Oblig. Participating VRDN Series PT 967, 3.65% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	8,925	8,925
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds:
Series MT 318, 3.63%, tender 3/15/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(g)	10,800	10,800
Series PT 761, 3.92%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(g)	3,400	3,400
Participating VRDN:
Series PT 873, 3.65% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	10,765	10,765
Series PT 917, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	12,930	12,930
Series Putters 399, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,245	3,245
(Nat'l. Regency of New Berlin, Inc. Proj.) 3.78%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	5,800	5,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series B, 3.64%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	$ 8,000	$ 8,000
3.64%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	5,400	5,400
		79,085
	Shares
Other - 3.0%
Fidelity Tax-Free Cash Central Fund, 3.64% (a)(d)	127,516,000	127,516
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $4,100,842)		4,100,842
NET OTHER ASSETS - 2.8%		117,519
NET ASSETS - 100%		$ 4,218,361
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,400,000 or 1.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.)	1/20/06	$ 6,600
Louisiana Gen. Oblig. Bonds Series MT 158, 3.63%, tender 3/15/07 (Liquidity Facility BNP Paribas SA)	10/3/06	$ 2,000
Michigan Muni. Bond Auth. Rev. Bonds Series MT 287, 3.62%, tender 4/5/07 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/9/07	$ 9,090
Security	Acquisition Date	Cost (000s)
Philadelphia School District Bonds Series PT 2793, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	6/29/05	$ 6,965
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 3.94%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB)	7/10/03 - 12/15/06	$ 6,545
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series MT 318, 3.63%, tender 3/15/07 (Liquidity Facility Landesbank Hessen-Thuringen)	12/15/06	$ 10,800
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series PT 761, 3.92%, tender 3/15/07 (Liquidity Facility Svenska Handelsbanken AB)	12/15/06	$ 3,400
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 1,167
Income Tax Information
At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $4,100,842,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Treasury Fund

January 31, 2007

1.813078.102

UST-QTLY-0307

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Repurchase Agreements - 100.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
5.23% dated 1/31/07 due 2/1/07 (Collateralized by U.S. Treasury Obligations) #	$ 52,950	$ 52,942
5.24% dated 1/31/07 due 2/1/07 (Collateralized by U.S. Treasury Obligations) #	2,784,075	2,783,670
With:
Barclays Capital, Inc. at 5.22%, dated 1/5/07 due 7/5/07 (Collateralized by U.S. Treasury Obligations valued at $61,200,338, 2.63% - 3.88%, 5/15/08 - 7/15/10)	61,575	60,000
Merrill Lynch Government Securities, Inc. at:
5.1%, dated 3/30/06 due 3/30/07 (Collateralized by U.S. Treasury Obligations valued at $26,610,160, 4.75%, 3/31/11	26,293	25,000
5.22%, dated 1/31/07 due 4/30/07 (Collateralized by U.S. Treasury Obligations valued at $93,844,242, 4.13%, 5/15/15	93,187	92,000
Morgan Stanley & Co., Inc. at 5.2%, dated 1/3/07 due 7/3/07 (Collateralized by U.S. Treasury Obligations valued at $36,125,049, 2%, 1/15/14	35,915	35,000
UBS Warburg LLC at 5.23%, dated:
10/10/06 due 4/9/07 (Collateralized by U.S. Treasury Obligations valued at $57,099,995, 4.75%, 12/31/08 - 1/31/12)	56,446	55,000
11/9/06 due 5/8/07 (Collateralized by U.S. Treasury Obligations valued at $51,999,000, 3.13% - 4.75%, 10/15/08 - 1/31/12)	51,308	50,000
1/12/07 due 10/9/07 (Collateralized by U.S. Treasury Obligations valued at $30,902,189, 4.5% - 9%, 3/25/21 - 9/15/36)	31,177	30,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,183,612)		3,183,612
NET OTHER ASSETS - 0.0%		(1,447)
NET ASSETS - 100%		$ 3,182,165
Legend
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$52,942,000 due 2/01/07 at 5.23%
Banc of America Securities LLC	$ 10,416
Barclays Capital, Inc.	18,901
Deutsche Bank Securities, Inc.	23,625
$ 52,942
$2,783,670,000 due 2/01/07 at 5.24%
BNP Paribas Securities Corp.	$ 250,867
Barclays Capital, Inc.	160,513
Bear Stearns & Co., Inc.	708,145
Credit Suisse Securities (USA) LLC	236,049
Deutsche Bank Securities, Inc.	318,666
HSBC Securities (USA), Inc.	236,049
J.P. Morgan Securities, Inc.	236,049
Merrill Lynch, Pierce, Fenner & Smith, Inc.	637,332
$ 2,783,670
Income Tax Information
At January 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,183,612,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 22, 2007